UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                               INVESTMENTCOMPANIES

Investment Company Act file number 811-04787
                                   ---------

                FRANKLIN NEW YORK TAX-FREE TRUST
                --------------------------------
      (Exact name of registrant as specified in charter)

        ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -----------------------------------------------
     (Address of principal executive offices) (Zip code)

     CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
     -------------------------------------------------------------
           (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 9/30/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                    Franklin New York
                                                    Insured Tax-Free
                                                    Income Fund

                                                    Franklin New York
                                                    Intermediate-Term
                                                    Tax-Free Income Fund

                                                    Franklin New York
                                                    Limited-Term
                                                    Tax-Free Income Fund

                                                    Franklin New York
                                                    Tax-Exempt Money Fund

--------------------------------------------------------------------------------
        ANNUAL REPORT AND SHAREHOLDER LETTER             TAX - FREE INCOME
--------------------------------------------------------------------------------

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                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                      FRANKLIN
               NEW YORK TAX-FREE TRUST              Eligible shareholders can
                                                    sign up for eDelivery at
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                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

SPECIAL FEATURE:

Understanding Interest Rates ..............................................    4

ANNUAL REPORT

State Update and Municipal Bond Market Overview ...........................    7

Franklin New York Insured Tax-Free Income Fund ............................   10

Franklin New York Intermediate-Term Tax-Free Income Fund ..................   18

Franklin New York Limited-Term Tax-Free Income Fund .......................   26

Franklin New York Tax-Exempt Money Fund ...................................   34

Financial Highlights and Statements of Investments ........................   38

Financial Statements ......................................................   59

Notes to Financial Statements .............................................   63

Report of Independent Registered Public Accounting Firm ...................   73

Tax Designation ...........................................................   74

Meeting of Shareholders ...................................................   75

Board Members and Officers ................................................   86

Shareholder Information ...................................................   91

--------------------------------------------------------------------------------

ANNUAL REPORT

STATE UPDATE AND MUNICIPAL
BOND MARKET OVERVIEW

New York's economy began to slow during the 12 months under review, although it held up better than most northeastern states partly because of the solid New York City economy and the state's still-strong housing market, which continued to appreciate. Employment weakness was evident in the construction, manufacturing, retail services, and professional and business services sectors. On the other hand, the financial services industry remained strong, which underscored the state's heavy reliance on New York City's economy.

The state's fund balances improved over the past two fiscal years after three years of negative balances. New York ended fiscal year 2006 with an annual general fund operating surplus of $1.4 billion and ended fiscal year 2007 with a minor $202 million operating deficit. 1 The state passed its fiscal year 2008 budget nearly on time, breaking a long trend of very late budgets. In the state's first quarter update, general fund receipts were lower than the same quarter in the previous year due to lower personal income and business tax collections. Personal income tax collections were higher than budget projections, however, leading to slightly higher revised revenue estimates.

New York ranked fifth in the nation in terms of net tax-supported debt per capita, and the state's debt burden as a percent of personal income was about 6.7%, also fifth highest among the states. 1 During the period under review, independent credit rating agency Moody's Investors Service rated New York's general obligation bonds a rating of Aa3 with a stable outlook. 2

The 12-month period ended September 30, 2007, proved challenging for the municipal bond market as yields increased for longer-terms bonds. (Bond yields and prices generally move in opposite directions.) A rather measured pullback in the municipal bond market was exacerbated toward the latter part of the reporting period as all markets felt the impact of subprime loan defaults, even those with no direct subprime securities exposure, such as the municipal bond market. Many major financial institutions tightened credit and reassessed risk from their direct and indirect exposure to subprime loans. A lack of liquidity

1. Source: Moody's Investors Service, "New Issue: New York (State of)," 8/13/07.

2. This does not indicate Moody's rating of the Fund.


                                                               Annual Report | 7
across most markets in late August contributed to an increase in overall volatility and declining values in many asset classes. The Federal Open Market Committee (FOMC) took action by lowering the discount rate, which is the interest rate the Federal Reserve charges member banks, 50 basis points (100 basis points equal one percentage point) at a special meeting on August 17. This set the stage for further easing at its September 18 meeting, when the FOMC lowered the federal funds target rate 50 basis points to 4.75% and the discount rate to 5.25%.

Signs that problems associated with subprime mortgages had spread into higher quality assets drove global investors to the relative safety of U.S. Treasuries or shorter-term bonds over the reporting period. Furthermore, investors began to require additional compensation for taking on risk, and spreads for credit-driven securities widened. The municipal bond market's brief period of heightened volatility subsided as demand for municipal bonds quickly returned by the end of the reporting period. For the 12 months ended September 30, 2007, the Lehman Brothers Municipal Bond Index had a +3.10% total return, and the Lehman Brothers U.S. Treasury Index returned +5.62%. 3 High yield municipal bonds, as measured by the Lehman Brothers Municipal Bond Index: Non-Investment Grade, had a +2.87% return for the same period. 4

3. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa3/BBB-. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.

4. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index:
Non-Investment Grade includes bonds with a maximum credit rating of Ba1. All bonds included must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index.


8 | Annual Report

In this environment, many investors opted for shorter-term bonds and demanded greater yield for investing in longer-term bonds, which resulted in steeper Treasury and municipal bond curves (spread between short-term and longer-term yields). On September 30, 2007, two-year, 10-year and 30-year Treasury yields were 3.97%, 4.59% and 4.84%, respectively. The yield on the two-year fell 74 basis points, while the 10-year fell 5 and the 30-year increased 8 over the period. According to Municipal Market Data, at period-end, two-year, 10-year and 30-year municipal bonds yielded 3.41%, 3.81% and 4.44%, respectively. 5 Yield for the two-year fell 4 basis points, while 10-year and 30-year yields rose 13 and 27 basis points during the reporting period. 5

5. Source: Thomson Financial.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF SEPTEMBER 30, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                                                               Annual Report | 9

FRANKLIN NEW YORK INSURED
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes and New York state personal income taxes. 1 As a non-fundamental policy, the Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City. The Fund invests at least 80% of its net assets in insured municipal securities. 2

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin New York Insured Tax-Free Income Fund covers the fiscal year ended September 30, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, declined from $11.58 on September 30, 2006, to $11.37 on September 30, 2007. The Fund's Class A shares paid dividends totaling 46.54 cents per share for the same period. 3 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.80%, based on an annualization of the current 3.76 cent per share dividend and the maximum offering price of $11.87 on September 30, 2007. An investor in the 2007 maximum combined effective federal and New York state and City personal income tax bracket of 41.82% would need to earn a distribution rate of 6.53% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In addition, the Fund had prerefunded bonds that reached their

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 40.


10 | Annual Report

DIVIDEND DISTRIBUTIONS*
Franklin New York Insured Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                DIVIDEND PER SHARE
                                  ----------------------------------------------
MONTH                                  CLASS A                        CLASS C
--------------------------------------------------------------------------------
October 2006                         4.03 cents                     3.51 cents
--------------------------------------------------------------------------------
November 2006                        4.03 cents                     3.51 cents
--------------------------------------------------------------------------------
December 2006                        3.99 cents                     3.46 cents
--------------------------------------------------------------------------------
January 2007                         3.99 cents                     3.46 cents
--------------------------------------------------------------------------------
February 2007                        3.99 cents                     3.46 cents
--------------------------------------------------------------------------------
March 2007                           3.91 cents                     3.36 cents
--------------------------------------------------------------------------------
April 2007                           3.91 cents                     3.36 cents
--------------------------------------------------------------------------------
May 2007                             3.91 cents                     3.36 cents
--------------------------------------------------------------------------------
June 2007                            3.76 cents                     3.21 cents
--------------------------------------------------------------------------------
July 2007                            3.76 cents                     3.21 cents
--------------------------------------------------------------------------------
August 2007                          3.76 cents                     3.21 cents
--------------------------------------------------------------------------------
September 2007                       3.76 cents                     3.24 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

maturity or call dates. In general, we were limited to reinvesting these proceeds as well as those from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to under-performance in adverse markets. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

Consistent with our strategy, we sought to remain fully invested in a portfolio of bonds that maintains an average weighted maturity of 15 to 30 years with

PORTFOLIO BREAKDOWN
Franklin New York Insured
Tax-Free Income Fund
9/30/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Higher Education                                                           21.8%
--------------------------------------------------------------------------------
Other Revenue                                                              18.1%
--------------------------------------------------------------------------------
Prerefunded                                                                13.4%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       11.7%
--------------------------------------------------------------------------------
Tax-Supported                                                               8.5%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      8.0%
--------------------------------------------------------------------------------
Transportation                                                              6.9%
--------------------------------------------------------------------------------
General Obligation                                                          5.4%
--------------------------------------------------------------------------------
Utilities                                                                   3.8%
--------------------------------------------------------------------------------
Corporate-Backed                                                            1.9%
--------------------------------------------------------------------------------
Housing                                                                     0.5%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.


                                                              Annual Report | 11
good call features. The combination of our value-oriented philosophy of investing primarily for income and a relatively steep municipal yield curve compared to Treasuries favored the use of longer-term bonds. We also maintained our conservative, buy-and-hold investment strategy as we attempted to provide our shareholders with high, current, tax-free income.

Thank you for your participation in Franklin New York Insured Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Annual Report

Performance Summary as of 9/30/07

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FRNYX)                                  CHANGE           9/30/07       9/30/06
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    -$0.21            $11.37        $11.58
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
------------------------------------------------------------------------------------------------
Dividend Income                               $0.4654
------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FNYKX)                                  CHANGE           9/30/07       9/30/06
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    -$0.20            $11.55        $11.75
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
------------------------------------------------------------------------------------------------
Dividend Income                               $0.4011
------------------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------
CLASS A                                                  1-YEAR            5-YEAR       10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                +2.24%           +19.55%       +58.18%
------------------------------------------------------------------------------------------------
Average Annual Total Return 2                            -2.07%            +2.74%        +4.24%
------------------------------------------------------------------------------------------------
   Distribution Rate 3                        3.80%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4     6.53%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                3.60%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                 6.19%
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6          0.70%
------------------------------------------------------------------------------------------------
CLASS C                                                  1-YEAR            5-YEAR       10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                +1.74%           +16.41%       +50.07%
------------------------------------------------------------------------------------------------
Average Annual Total Return 2                            +0.75%            +3.09%        +4.14%
------------------------------------------------------------------------------------------------
   Distribution Rate 3                        3.37%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4     5.79%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                3.22%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                 5.53%
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6          1.25%
------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 13

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------
CLASS A              9/30/07
-----------------------------
1-Year                -2.07%
-----------------------------
5-Year                +2.74%
-----------------------------
10-Year               +4.24%
-----------------------------

CLASS A (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Franklin New York Insured      Lehman Brothers
   Date         Tax-Free Income Fund     Municipal Bond Index 7       CPI 7
--------------------------------------------------------------------------------
10/1/1997             $ 9,574                    $10,000             $10,000
10/31/1997            $ 9,657                    $10,064             $10,025
11/30/1997            $ 9,707                    $10,124             $10,019
12/31/1997            $ 9,866                    $10,271             $10,006
1/31/1998             $ 9,933                    $10,377             $10,025
2/28/1998             $ 9,932                    $10,380             $10,043
3/31/1998             $ 9,956                    $10,390             $10,062
4/30/1998             $ 9,894                    $10,343             $10,081
5/31/1998             $10,072                    $10,506             $10,099
6/30/1998             $10,121                    $10,548             $10,112
7/31/1998             $10,136                    $10,574             $10,124
8/31/1998             $10,273                    $10,738             $10,136
9/30/1998             $10,393                    $10,871             $10,149
10/31/1998            $10,399                    $10,871             $10,174
11/30/1998            $10,440                    $10,909             $10,174
12/31/1998            $10,452                    $10,937             $10,167
1/31/1999             $10,548                    $11,067             $10,192
2/28/1999             $10,518                    $11,019             $10,205
3/31/1999             $10,533                    $11,034             $10,236
4/30/1999             $10,547                    $11,061             $10,310
5/31/1999             $10,489                    $10,997             $10,310
6/30/1999             $10,358                    $10,839             $10,310
7/31/1999             $10,363                    $10,878             $10,341
8/31/1999             $10,258                    $10,791             $10,366
9/30/1999             $10,227                    $10,796             $10,416
10/31/1999            $10,084                    $10,679             $10,434
11/30/1999            $10,183                    $10,792             $10,440
12/31/1999            $10,096                    $10,712             $10,440
1/31/2000             $10,046                    $10,665             $10,471
2/29/2000             $10,185                    $10,789             $10,533
3/31/2000             $10,390                    $11,025             $10,620
4/30/2000             $10,330                    $10,960             $10,627
5/31/2000             $10,270                    $10,903             $10,639
6/30/2000             $10,517                    $11,192             $10,695
7/31/2000             $10,620                    $11,347             $10,720
8/31/2000             $10,762                    $11,522             $10,720
9/30/2000             $10,739                    $11,462             $10,775
10/31/2000            $10,834                    $11,587             $10,794
11/30/2000            $10,919                    $11,675             $10,800
12/31/2000            $11,192                    $11,964             $10,794
1/31/2001             $11,229                    $12,082             $10,862
2/28/2001             $11,276                    $12,120             $10,906
3/31/2001             $11,353                    $12,229             $10,931
4/30/2001             $11,290                    $12,097             $10,974
5/31/2001             $11,378                    $12,227             $11,024
6/30/2001             $11,436                    $12,309             $11,042
7/31/2001             $11,586                    $12,491             $11,011
8/31/2001             $11,746                    $12,697             $11,011
9/30/2001             $11,671                    $12,654             $11,061
10/31/2001            $11,790                    $12,805             $11,024
11/30/2001            $11,735                    $12,697             $11,005
12/31/2001            $11,637                    $12,577             $10,962
1/31/2002             $11,808                    $12,795             $10,986
2/28/2002             $11,918                    $12,949             $11,030
3/31/2002             $11,746                    $12,695             $11,092
4/30/2002             $11,920                    $12,943             $11,154
5/31/2002             $11,968                    $13,022             $11,154
6/30/2002             $12,048                    $13,160             $11,160
7/31/2002             $12,202                    $13,329             $11,172
8/31/2002             $12,336                    $13,489             $11,210
9/30/2002             $12,660                    $13,785             $11,228
10/31/2002            $12,471                    $13,556             $11,247
11/30/2002            $12,420                    $13,500             $11,247
12/31/2002            $12,705                    $13,785             $11,222
1/31/2003             $12,665                    $13,750             $11,272
2/28/2003             $12,821                    $13,942             $11,359
3/31/2003             $12,847                    $13,950             $11,427
4/30/2003             $12,960                    $14,043             $11,402
5/31/2003             $13,239                    $14,371             $11,383
6/30/2003             $13,187                    $14,310             $11,396
7/31/2003             $12,723                    $13,810             $11,408
8/31/2003             $12,816                    $13,913             $11,452
9/30/2003             $13,111                    $14,322             $11,489
10/31/2003            $13,058                    $14,249             $11,476
11/30/2003            $13,197                    $14,398             $11,445
12/31/2003            $13,302                    $14,517             $11,433
1/31/2004             $13,396                    $14,600             $11,489
2/29/2004             $13,582                    $14,820             $11,551
3/31/2004             $13,528                    $14,768             $11,625
4/30/2004             $13,198                    $14,419             $11,663
5/31/2004             $13,145                    $14,366             $11,731
6/30/2004             $13,182                    $14,419             $11,768
7/31/2004             $13,348                    $14,608             $11,749
8/31/2004             $13,573                    $14,901             $11,756
9/30/2004             $13,669                    $14,980             $11,780
10/31/2004            $13,813                    $15,109             $11,842
11/30/2004            $13,686                    $14,985             $11,849
12/31/2004            $13,867                    $15,168             $11,805
1/31/2005             $14,012                    $15,309             $11,830
2/28/2005             $13,980                    $15,258             $11,898
3/31/2005             $13,923                    $15,162             $11,991
4/30/2005             $14,094                    $15,401             $12,072
5/31/2005             $14,192                    $15,510             $12,060
6/30/2005             $14,291                    $15,606             $12,066
7/31/2005             $14,208                    $15,536             $12,122
8/31/2005             $14,344                    $15,693             $12,184
9/30/2005             $14,247                    $15,587             $12,333
10/31/2005            $14,161                    $15,492             $12,357
11/30/2005            $14,211                    $15,567             $12,258
12/31/2005            $14,347                    $15,701             $12,208
1/31/2006             $14,359                    $15,743             $12,301
2/28/2006             $14,497                    $15,849             $12,326
3/31/2006             $14,384                    $15,739             $12,395
4/30/2006             $14,385                    $15,734             $12,500
5/31/2006             $14,410                    $15,804             $12,562
6/30/2006             $14,348                    $15,744             $12,587
7/31/2006             $14,513                    $15,932             $12,624
8/31/2006             $14,716                    $16,168             $12,649
9/30/2006             $14,806                    $16,281             $12,587
10/31/2006            $14,896                    $16,383             $12,519
11/30/2006            $15,038                    $16,519             $12,500
12/31/2006            $14,986                    $16,461             $12,519
1/31/2007             $14,947                    $16,419             $12,557
2/28/2007             $15,142                    $16,635             $12,624
3/31/2007             $15,062                    $16,594             $12,739
4/30/2007             $15,113                    $16,643             $12,822
5/31/2007             $15,046                    $16,570             $12,900
6/30/2007             $14,951                    $16,484             $12,925
7/31/2007             $15,067                    $16,611             $12,922
8/31/2007             $14,892                    $16,540             $12,898
9/30/2007             $15,144                    $16,785             $12,934

AVERAGE ANNUAL TOTAL RETURN

-----------------------------
CLASS C              9/30/07
-----------------------------
1-Year                +0.75%
-----------------------------
5-Year                +3.09%
-----------------------------
10-Year               +4.14%
-----------------------------

CLASS C (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Franklin New York Insured      Lehman Brothers
   Date         Tax-Free Income Fund     Municipal Bond Index 7        CPI 7
--------------------------------------------------------------------------------
10/1/1997             $10,000                    $10,000             $10,000
10/31/1997            $10,081                    $10,064             $10,025
11/30/1997            $10,128                    $10,124             $10,019
12/31/1997            $10,288                    $10,271             $10,006
1/31/1998             $10,361                    $10,377             $10,025
2/28/1998             $10,356                    $10,380             $10,043
3/31/1998             $10,385                    $10,390             $10,062
4/30/1998             $10,315                    $10,343             $10,081
5/31/1998             $10,494                    $10,506             $10,099
6/30/1998             $10,540                    $10,548             $10,112
7/31/1998             $10,550                    $10,574             $10,124
8/31/1998             $10,695                    $10,738             $10,136
9/30/1998             $10,805                    $10,871             $10,149
10/31/1998            $10,809                    $10,871             $10,174
11/30/1998            $10,849                    $10,909             $10,174
12/31/1998            $10,859                    $10,937             $10,167
1/31/1999             $10,945                    $11,067             $10,192
2/28/1999             $10,912                    $11,019             $10,205
3/31/1999             $10,929                    $11,034             $10,236
4/30/1999             $10,937                    $11,061             $10,310
5/31/1999             $10,870                    $10,997             $10,310
6/30/1999             $10,730                    $10,839             $10,310
7/31/1999             $10,729                    $10,878             $10,341
8/31/1999             $10,616                    $10,791             $10,366
9/30/1999             $10,578                    $10,796             $10,416
10/31/1999            $10,436                    $10,679             $10,434
11/30/1999            $10,531                    $10,792             $10,440
12/31/1999            $10,428                    $10,712             $10,440
1/31/2000             $10,373                    $10,665             $10,471
2/29/2000             $10,510                    $10,789             $10,533
3/31/2000             $10,715                    $11,025             $10,620
4/30/2000             $10,649                    $10,960             $10,627
5/31/2000             $10,584                    $10,903             $10,639
6/30/2000             $10,840                    $11,192             $10,695
7/31/2000             $10,940                    $11,347             $10,720
8/31/2000             $11,080                    $11,522             $10,720
9/30/2000             $11,042                    $11,462             $10,775
10/31/2000            $11,144                    $11,587             $10,794
11/30/2000            $11,226                    $11,675             $10,800
12/31/2000            $11,498                    $11,964             $10,794
1/31/2001             $11,530                    $12,082             $10,862
2/28/2001             $11,572                    $12,120             $10,906
3/31/2001             $11,655                    $12,229             $10,931
4/30/2001             $11,586                    $12,097             $10,974
5/31/2001             $11,670                    $12,227             $11,024
6/30/2001             $11,723                    $12,309             $11,042
7/31/2001             $11,869                    $12,491             $11,011
8/31/2001             $12,026                    $12,697             $11,011
9/30/2001             $11,944                    $12,654             $11,061
10/31/2001            $12,060                    $12,805             $11,024
11/30/2001            $11,999                    $12,697             $11,005
12/31/2001            $11,894                    $12,577             $10,962
1/31/2002             $12,062                    $12,795             $10,986
2/28/2002             $12,177                    $12,949             $11,030
3/31/2002             $11,987                    $12,695             $11,092
4/30/2002             $12,157                    $12,943             $11,154
5/31/2002             $12,210                    $13,022             $11,154
6/30/2002             $12,285                    $13,160             $11,160
7/31/2002             $12,435                    $13,329             $11,172
8/31/2002             $12,575                    $13,489             $11,210
9/30/2002             $12,885                    $13,785             $11,228
10/31/2002            $12,689                    $13,556             $11,247
11/30/2002            $12,632                    $13,500             $11,247
12/31/2002            $12,924                    $13,785             $11,222
1/31/2003             $12,878                    $13,750             $11,272
2/28/2003             $13,029                    $13,942             $11,359
3/31/2003             $13,049                    $13,950             $11,427
4/30/2003             $13,158                    $14,043             $11,402
5/31/2003             $13,432                    $14,371             $11,383
6/30/2003             $13,373                    $14,310             $11,396
7/31/2003             $12,901                    $13,810             $11,408
8/31/2003             $12,987                    $13,913             $11,452
9/30/2003             $13,287                    $14,322             $11,489
10/31/2003            $13,227                    $14,249             $11,476
11/30/2003            $13,359                    $14,398             $11,445
12/31/2003            $13,458                    $14,517             $11,433
1/31/2004             $13,535                    $14,600             $11,489
2/29/2004             $13,726                    $14,820             $11,551
3/31/2004             $13,666                    $14,768             $11,625
4/30/2004             $13,331                    $14,419             $11,663
5/31/2004             $13,271                    $14,366             $11,731
6/30/2004             $13,291                    $14,419             $11,768
7/31/2004             $13,450                    $14,608             $11,749
8/31/2004             $13,679                    $14,901             $11,756
9/30/2004             $13,780                    $14,980             $11,780
10/31/2004            $13,905                    $15,109             $11,842
11/30/2004            $13,785                    $14,985             $11,849
12/31/2004            $13,958                    $15,168             $11,805
1/31/2005             $14,084                    $15,309             $11,830
2/28/2005             $14,045                    $15,258             $11,898
3/31/2005             $13,982                    $15,162             $11,991
4/30/2005             $14,157                    $15,401             $12,072
5/31/2005             $14,248                    $15,510             $12,060
6/30/2005             $14,339                    $15,606             $12,066
7/31/2005             $14,251                    $15,536             $12,122
8/31/2005             $14,391                    $15,693             $12,184
9/30/2005             $14,264                    $15,587             $12,333
10/31/2005            $14,185                    $15,492             $12,357
11/30/2005            $14,228                    $15,567             $12,258
12/31/2005            $14,356                    $15,701             $12,208
1/31/2006             $14,362                    $15,743             $12,301
2/28/2006             $14,490                    $15,849             $12,326
3/31/2006             $14,373                    $15,739             $12,395
4/30/2006             $14,367                    $15,734             $12,500
5/31/2006             $14,385                    $15,804             $12,562
6/30/2006             $14,316                    $15,744             $12,587
7/31/2006             $14,484                    $15,932             $12,624
8/31/2006             $14,665                    $16,168             $12,649
9/30/2006             $14,747                    $16,281             $12,587
10/31/2006            $14,841                    $16,383             $12,519
11/30/2006            $14,974                    $16,519             $12,500
12/31/2006            $14,916                    $16,461             $12,519
1/31/2007             $14,859                    $16,419             $12,557
2/28/2007             $15,055                    $16,635             $12,624
3/31/2007             $14,970                    $16,594             $12,739
4/30/2007             $15,013                    $16,643             $12,822
5/31/2007             $14,941                    $16,570             $12,900
6/30/2007             $14,828                    $16,484             $12,925
7/31/2007             $14,947                    $16,611             $12,922
8/31/2007             $14,756                    $16,540             $12,898
9/30/2007             $15,007                    $16,785             $12,934


14 | Annual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 9/30/07.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and New York state and City personal income tax rate of 41.82%, based on the federal income tax rate of 35.00%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/07.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.

7. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa3/BBB-. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.


                                                              Annual Report | 15

Your Fund's Expenses

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


16 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 4/1/07      VALUE 9/30/07    PERIOD* 4/1/07-9/30/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,004.90              $3.37
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,021.71              $3.40
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,002.10              $6.12
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,018.95              $6.17
-------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67% and C: 1.22%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 17

Franklin New York Intermediate-Term
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes and New York state personal income taxes. 1 As a non-fundamental policy, the Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City. The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of three to 10 years.

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin New York Intermediate-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 9/30/07**

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................................      65.5%
AA .......................................      15.4%
BBB ......................................       3.0%
Not Rated by S&P .........................      16.1%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                  MOODY'S        FITCH           INTERNAL
AAA or Aaa                  9.8%           --                 --
AA or Aa                    2.7%           --                 --
A                           2.7%           --                 --
BBB or Baa                  0.1%         0.6%               0.2%
----------------------------------------------------------------
Total                      15.3%         0.6%               0.2%

--------------------------------------------------------------------------------

This annual report for Franklin New York Intermediate-Term Tax-Free Income Fund covers the fiscal year ended September 30, 2007.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 47.


18 | Annual Report

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, declined from $10.93 on September 30, 2006, to $10.80 on September 30, 2007. The Fund's Class A shares paid dividends totaling 39.85 cents per share for the same period. 2 The Performance Summary beginning on page 21 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.62%, based on an annualization of the current 3.33 cent per share dividend and the maximum offering price of $11.05 on September 30, 2007. An investor in the 2007 maximum combined effective federal and New York state and City personal income tax bracket of 41.82% would need to earn a distribution rate of 6.22% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to under-performance in adverse markets. We generally stay fully invested to maximize income distribution.

PORTFOLIO BREAKDOWN
Franklin New York Intermediate-Term
Tax-Free Income Fund
9/30/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
General Obligation                                                         17.7%
--------------------------------------------------------------------------------
Higher Education                                                           16.5%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       15.7%
--------------------------------------------------------------------------------
Transportation                                                             10.6%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      8.7%
--------------------------------------------------------------------------------
Prerefunded                                                                 8.4%
--------------------------------------------------------------------------------
Tax-Supported                                                               7.8%
--------------------------------------------------------------------------------
Utilities                                                                   7.7%
--------------------------------------------------------------------------------
Other Revenue                                                               4.0%
--------------------------------------------------------------------------------
Corporate-Backed                                                            2.5%
--------------------------------------------------------------------------------
Housing                                                                     0.4%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                              Annual Report | 19

DIVIDEND DISTRIBUTIONS*
Franklin New York Intermediate-Term Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                     DIVIDEND PER SHARE
                                            ------------------------------------
MONTH                                            CLASS A               CLASS C
--------------------------------------------------------------------------------
October 2006                                    3.33 cents            2.87 cents
--------------------------------------------------------------------------------
November 2006                                   3.33 cents            2.87 cents
--------------------------------------------------------------------------------
December 2006                                   3.33 cents            2.82 cents
--------------------------------------------------------------------------------
January 2007                                    3.33 cents            2.82 cents
--------------------------------------------------------------------------------
February 2007                                   3.33 cents            2.82 cents
--------------------------------------------------------------------------------
March 2007                                      3.33 cents            2.83 cents
--------------------------------------------------------------------------------
April 2007                                      3.33 cents            2.83 cents
--------------------------------------------------------------------------------
May 2007                                        3.33 cents            2.83 cents
--------------------------------------------------------------------------------
June 2007                                       3.33 cents            2.84 cents
--------------------------------------------------------------------------------
July 2007                                       3.33 cents            2.84 cents
--------------------------------------------------------------------------------
August 2007                                     3.33 cents            2.84 cents
--------------------------------------------------------------------------------
September 2007                                  3.33 cents            2.84 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

MANAGER'S DISCUSSION

Consistent with our strategy, we typically look to remain fully invested in a portfolio of bonds that maintains an average weighted maturity of three to 10 years. We also maintained our conservative, buy-and-hold investment strategy as we attempted to provide shareholders with high, current, tax-free income.

Thank you for your participation in Franklin New York Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


20 | Annual Report

Performance Summary as of 9/30/07

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKNIX)                                   CHANGE    9/30/07    9/30/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.13    $10.80      $10.93
---------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.3985
---------------------------------------------------------------------------------------
CLASS C (SYMBOL: FKNCX)                                   CHANGE    9/30/07    9/30/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.13    $10.82      $10.95
---------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.3394
---------------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES. CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------
CLASS A                                                   1-YEAR     5-YEAR         10-YEAR
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                 +2.51%    +15.40%         +56.75%
--------------------------------------------------------------------------------------------------
Average Annual Total Return 3                             +0.22%     +2.44%          +4.36%
--------------------------------------------------------------------------------------------------
   Distribution Rate 4                         3.62%
--------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5      6.22%
--------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                 3.31%
--------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                  5.69%
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7           0.75%
--------------------------------------------------------------------------------------------------
CLASS C                                                   1-YEAR     3-YEAR    INCEPTION (7/1/03)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                 +1.95%     +6.03%          +8.99%
--------------------------------------------------------------------------------------------------
Average Annual Total Return 3                             +0.96%     +1.97%          +2.05%
--------------------------------------------------------------------------------------------------
   Distribution Rate 4                         3.15%
--------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5      5.41%
--------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                 2.82%
--------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                  4.85%
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7           1.29%
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 21

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS A                                                                  9/30/07
--------------------------------------------------------------------------------
1-Year                                                                    +0.22%
--------------------------------------------------------------------------------
5-Year                                                                    +2.44%
--------------------------------------------------------------------------------
10-Year                                                                   +4.36%
--------------------------------------------------------------------------------

CLASS A (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Franklin New York                   Lehman Brothers
                           Intermediate-Term                   Municipal Bond
    Date                 Tax-Free Income Fund            Index: 10-Year Component 8      CPI 8
-----------------------------------------------------------------------------------------------
  10/1/1997                    $ 9,777                             $10,000              $10,000
  10/31/1997                   $ 9,838                             $10,053              $10,025
  11/30/1997                   $ 9,891                             $10,100              $10,019
  12/31/1997                   $10,009                             $10,259              $10,006
   1/31/1998                   $10,100                             $10,373              $10,025
   2/28/1998                   $10,114                             $10,372              $10,043
   3/31/1998                   $10,120                             $10,365              $10,062
   4/30/1998                   $10,077                             $10,308              $10,081
   5/31/1998                   $10,245                             $10,483              $10,099
   6/30/1998                   $10,298                             $10,522              $10,112
   7/31/1998                   $10,303                             $10,539              $10,124
   8/31/1998                   $10,463                             $10,722              $10,136
   9/30/1998                   $10,576                             $10,881              $10,149
  10/31/1998                   $10,588                             $10,886              $10,174
  11/30/1998                   $10,631                             $10,918              $10,174
  12/31/1998                   $10,673                             $10,952              $10,167
   1/31/1999                   $10,825                             $11,120              $10,192
   2/28/1999                   $10,758                             $11,020              $10,205
   3/31/1999                   $10,760                             $11,015              $10,236
   4/30/1999                   $10,791                             $11,044              $10,310
   5/31/1999                   $10,722                             $10,967              $10,310
   6/30/1999                   $10,542                             $10,763              $10,310
   7/31/1999                   $10,583                             $10,835              $10,341
   8/31/1999                   $10,514                             $10,795              $10,366
   9/30/1999                   $10,537                             $10,831              $10,416
  10/31/1999                   $10,427                             $10,755              $10,434
  11/30/1999                   $10,533                             $10,873              $10,440
  12/31/1999                   $10,486                             $10,816              $10,440
   1/31/2000                   $10,427                             $10,772              $10,471
   2/29/2000                   $10,526                             $10,856              $10,533
   3/31/2000                   $10,720                             $11,068              $10,620
   4/30/2000                   $10,683                             $11,012              $10,627
   5/31/2000                   $10,625                             $10,947              $10,639
   6/30/2000                   $10,886                             $11,244              $10,695
   7/31/2000                   $11,019                             $11,400              $10,720
   8/31/2000                   $11,186                             $11,577              $10,720
   9/30/2000                   $11,148                             $11,523              $10,775
  10/31/2000                   $11,262                             $11,641              $10,794
  11/30/2000                   $11,322                             $11,704              $10,800
  12/31/2000                   $11,578                             $11,980              $10,794
   1/31/2001                   $11,704                             $12,134              $10,862
   2/28/2001                   $11,732                             $12,155              $10,906
   3/31/2001                   $11,835                             $12,258              $10,931
   4/30/2001                   $11,728                             $12,107              $10,974
   5/31/2001                   $11,854                             $12,238              $11,024
   6/30/2001                   $11,923                             $12,311              $11,042
   7/31/2001                   $12,060                             $12,480              $11,011
   8/31/2001                   $12,253                             $12,693              $11,011
   9/30/2001                   $12,210                             $12,675              $11,061
  10/31/2001                   $12,336                             $12,832              $11,024
  11/30/2001                   $12,235                             $12,667              $11,005
  12/31/2001                   $12,086                             $12,533              $10,962
   1/31/2002                   $12,304                             $12,769              $10,986
   2/28/2002                   $12,478                             $12,952              $11,030
   3/31/2002                   $12,196                             $12,685              $11,092
   4/30/2002                   $12,483                             $12,979              $11,154
   5/31/2002                   $12,527                             $13,041              $11,154
   6/30/2002                   $12,687                             $13,203              $11,160
   7/31/2002                   $12,848                             $13,378              $11,172
   8/31/2002                   $13,010                             $13,553              $11,210
   9/30/2002                   $13,279                             $13,876              $11,228
  10/31/2002                   $13,038                             $13,624              $11,247
  11/30/2002                   $12,927                             $13,512              $11,247
  12/31/2002                   $13,234                             $13,808              $11,222
   1/31/2003                   $13,168                             $13,734              $11,272
   2/28/2003                   $13,391                             $13,971              $11,359
   3/31/2003                   $13,385                             $13,978              $11,427
   4/30/2003                   $13,499                             $14,082              $11,402
   5/31/2003                   $13,856                             $14,486              $11,383
   6/30/2003                   $13,775                             $14,416              $11,396
   7/31/2003                   $13,216                             $13,811              $11,408
   8/31/2003                   $13,342                             $13,929              $11,452
   9/30/2003                   $13,752                             $14,398              $11,489
  10/31/2003                   $13,633                             $14,288              $11,476
  11/30/2003                   $13,773                             $14,442              $11,445
  12/31/2003                   $13,877                             $14,595              $11,433
   1/31/2004                   $13,942                             $14,656              $11,489
   2/29/2004                   $14,171                             $14,914              $11,551
   3/31/2004                   $14,050                             $14,829              $11,625
   4/30/2004                   $13,715                             $14,420              $11,663
   5/31/2004                   $13,707                             $14,428              $11,731
   6/30/2004                   $13,734                             $14,476              $11,768
   7/31/2004                   $13,913                             $14,674              $11,749
   8/31/2004                   $14,182                             $14,996              $11,756
   9/30/2004                   $14,235                             $15,076              $11,780
  10/31/2004                   $14,339                             $15,196              $11,842
  11/30/2004                   $14,162                             $15,024              $11,849
  12/31/2004                   $14,318                             $15,200              $11,805
   1/31/2005                   $14,397                             $15,329              $11,830
   2/28/2005                   $14,309                             $15,232              $11,898
   3/31/2005                   $14,181                             $15,099              $11,991
   4/30/2005                   $14,417                             $15,391              $12,072
   5/31/2005                   $14,484                             $15,495              $12,060
   6/30/2005                   $14,552                             $15,584              $12,066
   7/31/2005                   $14,449                             $15,451              $12,122
   8/31/2005                   $14,570                             $15,639              $12,184
   9/30/2005                   $14,479                             $15,498              $12,333
  10/31/2005                   $14,374                             $15,380              $12,357
  11/30/2005                   $14,442                             $15,475              $12,258
  12/31/2005                   $14,537                             $15,617              $12,208
   1/31/2006                   $14,578                             $15,668              $12,301
   2/28/2006                   $14,646                             $15,761              $12,326
   3/31/2006                   $14,528                             $15,599              $12,395
   4/30/2006                   $14,517                             $15,571              $12,500
   5/31/2006                   $14,587                             $15,678              $12,562
   6/30/2006                   $14,509                             $15,608              $12,587
   7/31/2006                   $14,662                             $15,816              $12,624
   8/31/2006                   $14,870                             $16,086              $12,649
   9/30/2006                   $14,957                             $16,204              $12,587
  10/31/2006                   $15,030                             $16,301              $12,519
  11/30/2006                   $15,117                             $16,430              $12,500
  12/31/2006                   $15,066                             $16,353              $12,519
   1/31/2007                   $15,016                             $16,279              $12,557
   2/28/2007                   $15,186                             $16,508              $12,624
   3/31/2007                   $15,149                             $16,475              $12,739
   4/30/2007                   $15,182                             $16,527              $12,822
   5/31/2007                   $15,116                             $16,441              $12,900
   6/30/2007                   $15,051                             $16,353              $12,925
   7/31/2007                   $15,182                             $16,500              $12,922
   8/31/2007                   $15,159                             $16,541              $12,898
   9/30/2007                   $15,326                             $16,762              $12,934

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS C                                                                  9/30/07
--------------------------------------------------------------------------------
1-Year                                                                    +0.96%
--------------------------------------------------------------------------------
3-Year                                                                    +1.97%
--------------------------------------------------------------------------------
Since Inception (7/1/03)                                                  +2.05%
--------------------------------------------------------------------------------

CLASS C (7/1/03-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Franklin New York                   Lehman Brothers
                           Intermediate-Term                   Municipal Bond
    Date                 Tax-Free Income Fund            Index: 10-Year Component 8      CPI 8
-----------------------------------------------------------------------------------------------
    7/1/2003                   $10,000                             $10,000              $10,000
   7/31/2003                    $9,589                             $9,580               $10,011
   8/31/2003                    $9,685                             $9,662               $10,049
   9/30/2003                    $9,978                             $9,988               $10,082
  10/31/2003                    $9,887                             $9,911               $10,071
  11/30/2003                    $9,983                             $10,018              $10,044
  12/31/2003                   $10,053                             $10,124              $10,033
   1/31/2004                   $10,097                             $10,167              $10,082
   2/29/2004                   $10,257                             $10,345              $10,136
   3/31/2004                   $10,165                             $10,286              $10,201
   4/30/2004                    $9,918                             $10,002              $10,234
   5/31/2004                    $9,908                             $10,008              $10,294
   6/30/2004                    $9,932                             $10,042              $10,327
   7/31/2004                   $10,047                             $10,179              $10,310
   8/31/2004                   $10,246                             $10,402              $10,316
   9/30/2004                   $10,270                             $10,457              $10,338
  10/31/2004                   $10,340                             $10,541              $10,392
  11/30/2004                   $10,217                             $10,421              $10,397
  12/31/2004                   $10,315                             $10,544              $10,359
   1/31/2005                   $10,368                             $10,633              $10,381
   2/28/2005                   $10,308                             $10,566              $10,441
   3/31/2005                   $10,202                             $10,474              $10,523
   4/30/2005                   $10,367                             $10,676              $10,593
   5/31/2005                   $10,420                             $10,748              $10,582
   6/30/2005                   $10,464                             $10,810              $10,588
   7/31/2005                   $10,376                             $10,718              $10,637
   8/31/2005                   $10,458                             $10,848              $10,691
   9/30/2005                   $10,388                             $10,750              $10,822
  10/31/2005                   $10,318                             $10,669              $10,844
  11/30/2005                   $10,353                             $10,735              $10,757
  12/31/2005                   $10,425                             $10,833              $10,713
   1/31/2006                   $10,440                             $10,868              $10,795
   2/28/2006                   $10,484                             $10,933              $10,817
   3/31/2006                   $10,395                             $10,820              $10,876
   4/30/2006                   $10,382                             $10,801              $10,969
   5/31/2006                   $10,426                             $10,875              $11,023
   6/30/2006                   $10,376                             $10,826              $11,045
   7/31/2006                   $10,481                             $10,971              $11,078
   8/31/2006                   $10,615                             $11,158              $11,100
   9/30/2006                   $10,682                             $11,240              $11,045
  10/31/2006                   $10,720                             $11,307              $10,985
  11/30/2006                   $10,787                             $11,397              $10,969
  12/31/2006                   $10,746                             $11,343              $10,985
   1/31/2007                   $10,705                             $11,292              $11,019
   2/28/2007                   $10,822                             $11,451              $11,078
   3/31/2007                   $10,790                             $11,428              $11,179
   4/30/2007                   $10,808                             $11,464              $11,251
   5/31/2007                   $10,757                             $11,405              $11,320
   6/30/2007                   $10,696                             $11,343              $11,342
   7/31/2007                   $10,784                             $11,445              $11,339
   8/31/2007                   $10,773                             $11,474              $11,318
   9/30/2007                   $10,899                             $11,627              $11,349


22 | Annual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 9/30/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and New York state and City personal income tax rate of 41.82%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.

8. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index:
10-Year Component is the 10-year (8-12) component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa3/BBB-. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Consumer Price Index
(CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.


                                                              Annual Report | 23

Your Fund's Expenses

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


24 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 4/1/07        VALUE 9/30/07   PERIOD* 4/1/07-9/30/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $1,011.90             $3.58
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,021.51             $3.60
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $1,009.20             $6.35
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000            $1,018.75             $6.38
-------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.71% and C: 1.26%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 25

Franklin New York Limited-Term
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Limited-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes and New York state personal income taxes. 1 As a non-fundamental policy, the Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City. The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of five years or less.

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin New York Limited-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 9/30/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................................     41.2%
AA .......................................     15.2%
A ........................................      7.2%
BBB ......................................     20.3%
Not Rated by S&P .........................     16.1%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                                      MOODY'S
AAA or Aaa                                      4.9%
AA or Aa                                       11.2%
----------------------------------------------------
Total                                          16.1%

--------------------------------------------------------------------------------

This annual report for Franklin New York Limited-Term Tax-Free Income Fund covers the fiscal year ended September 30, 2007.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 53.


26 | Annual Report

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, declined from $9.90 on September 30, 2006, to $9.88 on September 30, 2007. The Fund's Class A shares paid dividends totaling 32.65 cents per share for the same period. 2 The Performance Summary beginning on page 29 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.44%. An investor in the 2007 maximum combined effective federal and New York state and City personal income tax bracket of 41.82% would need to earn a distribution rate of 5.91% from a taxable investment to match the Fund's Class A tax-free distribution rate.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE
FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to maximize income distribution.

DIVIDEND DISTRIBUTIONS*
Franklin New York Limited-Term
Tax-Free Income Fund - Class A

--------------------------------------------------------------------------------
MONTH                                                        DIVIDEND PER SHARE
--------------------------------------------------------------------------------
October 2006                                                         2.60 cents
--------------------------------------------------------------------------------
November 2006                                                        2.60 cents
--------------------------------------------------------------------------------
December 2006                                                        2.60 cents
--------------------------------------------------------------------------------
January 2007                                                         2.60 cents
--------------------------------------------------------------------------------
February 2007                                                        2.70 cents
--------------------------------------------------------------------------------
March 2007                                                           2.70 cents
--------------------------------------------------------------------------------
April 2007                                                           2.70 cents
--------------------------------------------------------------------------------
May 2007                                                             2.70 cents
--------------------------------------------------------------------------------
June 2007                                                            2.83 cents
--------------------------------------------------------------------------------
July 2007                                                            2.83 cents
--------------------------------------------------------------------------------
August 2007                                                          2.90 cents
--------------------------------------------------------------------------------
September 2007                                                       2.90 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                              Annual Report | 27

PORTFOLIO BREAKDOWN
Franklin New York Limited-Term
Tax-Free Income Fund
9/30/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Higher Education**                                                        27.7%
--------------------------------------------------------------------------------
Utilities                                                                 21.1%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    19.3%
--------------------------------------------------------------------------------
Other Revenue                                                              9.3%
--------------------------------------------------------------------------------
Transportation                                                             8.5%
--------------------------------------------------------------------------------
Tax-Supported                                                              7.2%
--------------------------------------------------------------------------------
General Obligation                                                         6.9%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

** The Fund may invest more than 25% in municipal bonds that finance similar types of projects such as higher education. A change that affects one project may affect all similar projects, thereby increasing market risk.

MANAGER'S DISCUSSION

Consistent with our investment strategy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated in the one- to five-year range in an effort to take advantage of rising yields. As a result of our strategy, the Fund was positioned to capture changes in short-term interest rates, preserve capital and produce tax-free income.

Thank you for your participation in Franklin New York Limited-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


28 | Annual Report

Performance Summary as of 9/30/07

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FNYLX)                             CHANGE    9/30/07   9/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               -$0.02      $9.88     $9.90
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-09/30/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.3265
--------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURN INCLUDES THE MAXIMUM SALES CHARGE. CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------
CLASS A                                             1-YEAR     3-YEAR    INCEPTION (9/2/03)
-------------------------------------------------------------------------------------------
Cumulative Total Return 2                           +3.15%     +6.30%          +8.04%
-------------------------------------------------------------------------------------------
Average Annual Total Return 3                       +0.81%     +1.29%          +1.35%
-------------------------------------------------------------------------------------------
   Distribution Rate 4                       3.44%
-------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5    5.91%
-------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6               3.28%
-------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                5.64%
-------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7
-------------------------------------------------------------------------------------------
      Without Waiver                         1.31%
-------------------------------------------------------------------------------------------
      With Waiver                            0.50%
-------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.50% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) UNTIL 1/31/09.


                                                              Annual Report | 29

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes the maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
CLASS A                          9/30/07
----------------------------------------
1-Year                            +0.81%
----------------------------------------
3-Year                            +1.29%
----------------------------------------
Since Inception (9/2/03)          +1.35%
----------------------------------------

CLASS A (9/2/03-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                 Lehman Brothers
             Franklin New York Limited-Term   Municipal Bond Index:
   Date           Tax-Free Income Fund         5-Year Component 8       CPI 8
--------------------------------------------------------------------------------
  9/2/2003              $ 9,775                      $10,000           $10,000
 9/30/2003              $ 9,863                      $10,253           $10,033
10/31/2003              $ 9,834                      $10,186           $10,022
11/30/2003              $ 9,853                      $10,227           $ 9,995
12/31/2003              $ 9,863                      $10,267           $ 9,984
 1/31/2004              $ 9,893                      $10,316           $10,033
 2/29/2004              $ 9,961                      $10,442           $10,087
 3/31/2004              $ 9,924                      $10,398           $10,152
 4/30/2004              $ 9,828                      $10,190           $10,184
 5/31/2004              $ 9,801                      $10,137           $10,244
 6/30/2004              $ 9,803                      $10,175           $10,276
 7/31/2004              $ 9,855                      $10,269           $10,260
 8/31/2004              $ 9,917                      $10,449           $10,265
 9/30/2004              $ 9,929                      $10,463           $10,287
10/31/2004              $ 9,952                      $10,521           $10,341
11/30/2004              $ 9,914                      $10,452           $10,347
12/31/2004              $ 9,957                      $10,547           $10,309
 1/31/2005              $ 9,939                      $10,544           $10,330
 2/28/2005              $ 9,912                      $10,492           $10,390
 3/31/2005              $ 9,874                      $10,425           $10,471
 4/30/2005              $ 9,928                      $10,546           $10,542
 5/31/2005              $ 9,934                      $10,576           $10,531
 6/30/2005              $ 9,979                      $10,625           $10,536
 7/31/2005              $ 9,955                      $10,567           $10,585
 8/31/2005              $ 9,980                      $10,634           $10,639
 9/30/2005              $ 9,996                      $10,615           $10,769
10/31/2005              $ 9,982                      $10,570           $10,791
11/30/2005              $ 9,990                      $10,595           $10,704
12/31/2005              $10,018                      $10,647           $10,661
 1/31/2006              $10,035                      $10,671           $10,742
 2/28/2006              $10,043                      $10,691           $10,764
 3/31/2006              $10,042                      $10,649           $10,823
 4/30/2006              $10,062                      $10,672           $10,915
 5/31/2006              $10,095                      $10,709           $10,970
 6/30/2006              $10,099                      $10,659           $10,991
 7/31/2006              $10,144                      $10,759           $11,024
 8/31/2006              $10,191                      $10,875           $11,046
 9/30/2006              $10,228                      $10,934           $10,991
10/31/2006              $10,255                      $10,980           $10,932
11/30/2006              $10,282                      $11,025           $10,915
12/31/2006              $10,299                      $11,002           $10,932
 1/31/2007              $10,305                      $10,979           $10,965
 2/28/2007              $10,354                      $11,079           $11,024
 3/31/2007              $10,383                      $11,105           $11,124
 4/30/2007              $10,400                      $11,122           $11,196
 5/31/2007              $10,408                      $11,089           $11,265
 6/30/2007              $10,427                      $11,069           $11,287
 7/31/2007              $10,468                      $11,165           $11,284
 8/31/2007              $10,498                      $11,251           $11,263
 9/30/2007              $10,561                      $11,353           $11,294


30 | Annual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 2/1/06, these shares were offered without an initial sales charge; thus actual total returns would have differed.

1. If the manager and administrator had not waived fees, the Fund's distribution rate and total returns would have been lower, and yield for the period would have been 2.50%.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. Distribution rate is based on an annualization of the 2.90 cent per share current monthly dividend and the maximum offering price of $10.11 on 9/30/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and New York state and City personal income tax rate of 41.82%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.

8. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index:
5-Year Component is the 5-year (4-6) component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa3/BBB-. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Consumer Price Index
(CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.


                                                              Annual Report | 31

Your Fund's Expenses

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


32 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 4/1/07      VALUE 9/30/07    PERIOD* 4/1/07-9/30/07
------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,016.00              $2.53
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,022.56              $2.54
------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 33

Franklin New York
Tax-Exempt Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management, preservation of capital and liquidity by investing at least 80% of its total assets in securities that pay interest free from federal income taxes and New York state personal income taxes. 1 As a non-fundamental policy, the Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City. The Fund tries to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin New York Tax-Exempt Money Fund's annual report for the fiscal year ended September 30, 2007.

PERFORMANCE OVERVIEW

Short-term yields remained relatively unchanged over the period. Largely as a result, Franklin New York Tax-Exempt Money Fund's seven-day effective yield increased from 3.06% on September 30, 2006, to 3.22% on September 30, 2007.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term municipal securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that a portion of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 56.


34 | Annual Report

MANAGER'S DISCUSSION

During the reporting period, the Federal Reserve Board cut the federal funds target rate from 5.25% to 4.75% to help maintain liquidity amid concerns that credit market problems could affect the overall economy.

The Bond Market Association Municipal Swap Index, a benchmark for variable rate securities, which make up a large portion of Franklin New York Tax-Exempt Money Fund, averaged a rate of 3.66% for the period under review. 2

During the period, the Fund purchased several issues including New York State general obligation mandatory puts, Metropolitan Transportation Authority tax-exempt commercial paper, and New York City Cultural variable rate bonds for the Guggenheim Foundation.

Thank you for your participation in Franklin New York Tax-Exempt Money Fund. We look forward to serving your future investment needs.

PORTFOLIO BREAKDOWN
Franklin New York Tax-Exempt Money Fund
9/30/07

------------------------------------------------
                                      % OF TOTAL
                                     INVESTMENTS
------------------------------------------------
Variable Rate Notes                        86.5%
------------------------------------------------
Tax-Exempt Commercial Paper                 7.8%
------------------------------------------------
Put or Option Tender Bonds                  3.9%
------------------------------------------------
Notes and Bonds                             1.8%
------------------------------------------------

PERFORMANCE SUMMARY 1
SYMBOL: FRNXX
Franklin New York Tax-Exempt Money Fund
9/30/07

------------------------------------------------
Seven-day effective yield 2                3.22%
------------------------------------------------
Seven-day annualized yield                 3.17%
------------------------------------------------
Taxable equivalent yield 3                5.45%
------------------------------------------------
Total annual operating expenses 4
------------------------------------------------
   Without Waiver                         0.79%
------------------------------------------------
   With Waiver                            0.64%
------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.64% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) UNTIL 1/31/09.

1. If the manager had not waived fees, the Fund's annualized and effective yields would have been 3.02% and 3.07%.

2. The seven-day effective yield assumes the compounding of daily dividends.

3. Taxable equivalent yield assumes the published rates as of 6/27/07 for the maximum combined effective federal and New York state and City personal income tax rate of 41.82%, based on the federal income tax rate of 35.00%.

4. Figures are as stated in the Fund's prospectus current as of the date of this report.

Annualized and effective yields are for the seven-day period ended 9/30/07. The Fund's average weighted maturity was 16 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

2. Source: Thomson Financial. The Bond Market Association Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 35

Your Fund's Expenses

FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


36 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT       ENDING ACCOUNT         EXPENSES PAID DURING
                                             VALUE 4/1/07           VALUE 9/30/07        PERIOD* 4/1/07-9/30/07
---------------------------------------------------------------------------------------------------------------
Actual                                          $1,000                $1,015.30                   $3.23
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000                $1,021.86                   $3.24
---------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.64%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 37

Franklin New York Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

                                                        ---------------------------------------------------------------------------
                                                                                                                  YEAR ENDED
                                                                    YEAR ENDED SEPTEMBER 30,                     DECEMBER 31,
CLASS A                                                    2007         2006         2005        2004 f        2003         2002
                                                        ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................   $   11.58    $   11.62    $   11.64    $   11.71    $   11.69    $   11.22
                                                        ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........................        0.46         0.48         0.50         0.39         0.52         0.53
   Net realized and unrealized gains (losses) .......       (0.20)       (0.04)       (0.01)       (0.07)        0.02         0.47
                                                        ---------------------------------------------------------------------------
Total from investment operations ....................        0.26         0.44         0.49         0.32         0.54         1.00
                                                        ---------------------------------------------------------------------------
Less distributions from net investment income .......       (0.47)       (0.48)       (0.51)       (0.39)       (0.52)       (0.53)
                                                        ---------------------------------------------------------------------------
Redemption fees .....................................          -- e         -- e         -- e         --           --           --
                                                        ---------------------------------------------------------------------------
Net asset value, end of year ........................   $   11.37    $   11.58    $   11.62    $   11.64    $   11.71    $   11.69
                                                        ===========================================================================

Total return c ......................................        2.24%        3.90%        4.23%        2.77%        4.69%        9.17%

RATIOS TO AVERAGE NET ASSETS d
Expenses ............................................        0.68%        0.70%        0.70%        0.71%        0.71%        0.71%
Net investment income ...............................        4.04%        4.17%        4.25%        4.44%        4.44%        4.66%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................   $ 518,353    $ 326,772    $ 304,673    $ 292,813    $ 296,917    $ 291,965
Portfolio turnover rate .............................       33.49%       24.10%       13.65%        7.96%        7.96%        9.52%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the period January 1, 2004 to September 30, 2004.


38 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

                                                        ---------------------------------------------------------------------------
                                                                                                                  YEAR ENDED
                                                                    YEAR ENDED SEPTEMBER 30,                     DECEMBER 31,
CLASS C                                                    2007         2006         2005        2004 f        2003         2002
                                                        ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................   $   11.75    $   11.78    $   11.81    $   11.87    $   11.84    $   11.35
                                                        ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........................        0.41         0.42         0.44         0.34         0.46         0.47
   Net realized and unrealized gains (losses) .......       (0.21)       (0.03)       (0.03)       (0.06)        0.02         0.49
                                                        ---------------------------------------------------------------------------
Total from investment operations ....................        0.20         0.39         0.41         0.28         0.48         0.96
                                                        ---------------------------------------------------------------------------
Less distributions from net investment income .......       (0.40)       (0.42)       (0.44)       (0.34)       (0.45)       (0.47)
                                                        ---------------------------------------------------------------------------
Redemption fees .....................................          -- e         -- e         -- e         --           --           --
                                                        ---------------------------------------------------------------------------
Net asset value, end of year ........................   $   11.55    $   11.75    $   11.78    $   11.81    $   11.87    $   11.84
                                                        ===========================================================================

Total return c ......................................        1.74%        3.36%        3.52%        2.40%        4.12%        8.65%

RATIOS TO AVERAGE NET ASSETS d
Expenses ............................................        1.23%        1.25%        1.25%        1.26%        1.27%        1.25%
Net investment income ...............................        3.49%        3.62%        3.70%        3.89%        3.88%        4.12%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................   $  53,452    $  44,446    $  40,110    $  37,606    $  39,803    $  29,207
Portfolio turnover rate .............................       33.49%       24.10%       13.65%        7.96%        7.96%        9.52%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the period January 1, 2004 to September 30, 2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 39

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.1%
  MUNICIPAL BONDS 96.1%
  NEW YORK 96.1%
  Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
    Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32 .................................   $ 2,785,000   $  2,872,811
  Babylon IDA Civic Facility Revenue, Winthrop South Nassau University Health Systems East Inc.
    Project, Series A, AMBAC Insured, 6.00%, 8/01/24 ...........................................     4,020,000      4,214,206
  Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 ........................................       200,000        211,026
  Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, Pre-Refunded,
    6.00%,
      7/01/26 ..................................................................................     1,185,000      1,248,066
      7/01/29 ..................................................................................     3,000,000      3,159,660
  Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 ................       900,000        945,801
  Erie County GO, Sewer District, Series B, MBIA Insured, 5.00%, 12/01/35 ......................     2,000,000      2,064,800
  Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 .................     2,300,000      2,389,792
  Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA Insured,
    5.80%, 7/01/15 .............................................................................     1,340,000      1,355,129
  Hudson Yards Infrastructure Corp. Revenue, Series A, FSA Insured, 5.00%, 2/15/47 .............    15,000,000     15,417,150
  Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ...............    10,000,000     10,656,900
  Long Island Power Authority Electric System Revenue, General,
      Refunding, Series A, XLCA Insured, 5.00%, 12/01/26 .......................................     5,000,000      5,195,550
      Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 ....................................     5,000,000      5,105,250
      Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 ....................................     1,540,000      1,578,639
  Madison County IDA Civic Facility Revenue,
      Colgate University Project, Series A, AMBAC Insured, 5.00%, 7/01/35 ......................     6,165,000      6,401,058
      College University Project, Series A, MBIA Insured, 5.00%, 7/01/39 .......................     3,750,000      3,862,162
      Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37 .............     1,000,000      1,031,130
  Middle Country Central School District Centereach GO, FSA Insured, 4.875%, 6/01/20 ...........     1,650,000      1,697,487
  Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA Insured,
      5.25%, 10/01/21 ..........................................................................     1,520,000      1,603,630
      5.00%, 10/01/31 ..........................................................................     3,100,000      3,193,775
  Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 .............     1,055,000      1,186,084
  MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 .........     3,000,000      3,158,640
  MTA Dedicated Tax Fund Revenue,
      Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 .......................................     8,000,000      8,235,840
      Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .....................................     2,500,000      2,651,125
      Series A, MBIA Insured, 5.00%, 11/15/35 ..................................................    16,000,000     16,519,520
  MTA Revenue, Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ..............................     4,000,000      4,176,400
  MTA Service Contract Revenue,
      Refunding, AMBAC Insured, 5.00%, 7/01/30 .................................................     7,000,000      7,204,820
      Series B, MBIA Insured, 5.00%, 1/01/31 ...................................................     3,000,000      3,077,400
  Nassau County GO, Public Improvement, Series E, FSA Insured, Pre-Refunded, 6.00%,
    3/01/20 ....................................................................................     1,510,000      1,598,305
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 5.75%, 8/01/29 ...............................................................     2,655,000      2,813,955
  New York City Educational Construction Fund Revenue, Series A, FGIC Insured, 5.00%,
    4/01/37 ....................................................................................    19,750,000     20,490,625


40 | Annual Report

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City GO,
      Refunding, Series A, FSA Insured, 5.00%, 8/01/26 .........................................   $ 9,450,000   $  9,881,581
      Series A, MBIA Insured, 6.00%, 5/15/30 ...................................................        15,000         15,919
      Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 .....................................     1,985,000      2,128,674
      Series I, MBIA Insured, 5.00%, 4/15/29 ...................................................     2,345,000      2,390,681
      Series I, MBIA Insured, Pre-Refunded, 5.00%, 4/15/29 .....................................       655,000        676,838
  New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA Insured,
    5.125%, 2/15/23 ............................................................................     3,890,000      4,039,882
  New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day School, FSA Insured,
    5.375%, 5/01/29 ............................................................................       980,000      1,018,171
  New York City IDAR,
      Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/36 ............................     5,000,000      5,175,550
      Queens Baseball Stadium, Pilot, AMBAC Insured, 4.75%, 1/01/42 ............................     2,000,000      2,002,820
      Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/46 ............................    10,000,000     10,275,000
      Yankee Stadium, Pilot, FGIC Insured, 5.00%, 3/01/46 ......................................    25,000,000     25,631,500
  New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured, 5.00%,
    6/15/26 ....................................................................................     1,000,000      1,025,370
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 .......................................     5,000,000      5,153,200
      Series G, FSA Insured, 5.00%, 6/15/34 ....................................................     3,000,000      3,066,810
  New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2007, Series S-1,
    FGIC Insured, 5.00%, 7/15/31 ...............................................................    10,700,000     11,118,049
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
      Series A, FGIC Insured, 5.00%, 5/01/28 ...................................................     5,915,000      6,054,712
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 .....................................        85,000         89,309
      Series C, 4.75%, 5/01/23 .................................................................     1,755,000      1,772,743
      Series C, Pre-Refunded, 4.75%, 5/01/23 ...................................................        45,000         45,790
      Series D, MBIA Insured, 5.00%, 2/01/22 ...................................................     2,000,000      2,080,400
  New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
    AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 ................................................     3,000,000      3,175,410
  New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
    Pre-Refunded, 5.25%, 1/01/29 ...............................................................     3,500,000      3,667,160
  New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
    AMBAC Insured, 5.125%, 7/01/31 .............................................................     7,500,000      7,772,250
  New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
    AMBAC Insured, 5.00%,
      11/15/35 .................................................................................     5,675,000      5,858,075
      11/15/44 .................................................................................    13,000,000     13,321,750
  New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
    AMBAC Insured, 5.25%, 6/01/21 ..............................................................     6,000,000      6,338,880
  New York State Dormitory Authority Lease Revenue,
      Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured,
        5.00%, 8/15/27 .........................................................................    10,000,000     10,418,600
      Master Boces Program, Series A, FSA Insured, 5.25%, 8/15/21 ..............................     1,740,000      1,812,680
  New York State Dormitory Authority Revenue,
      Iona College, XLCA Insured, 5.125%, 7/01/32 ..............................................     4,000,000      4,155,640
      School Districts Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 ..............     1,750,000      1,852,200
      School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 ..............     1,750,000      1,806,910


                                                              Annual Report | 41

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
      853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 ....................   $ 1,340,000   $  1,398,009
      City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
        5.50%, 7/01/29 .........................................................................     1,585,000      1,656,040
      Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ...........     2,000,000      2,076,840
      Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 ..............................       400,000        420,996
      Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 ..............................     1,880,000      1,977,647
      Maimonides Medical Center, MBIA Insured, 5.00%, 8/01/24 ..................................     6,210,000      6,453,308
      Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 ........................     1,500,000      1,510,515
      Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%, 2/15/24 .............     1,975,000      2,035,909
      Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ..............     1,850,000      1,929,032
      Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ..............       150,000        154,342
      Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
        5.25%, 8/15/26 .........................................................................     2,570,000      2,733,144
      Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 ........................................    11,000,000     11,270,380
      New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 .............................       885,000        909,240
      Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/30 ...........     5,520,000      5,757,581
      Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37 ...........    10,720,000     11,121,250
      Non-State Supported Debt, Educational Housing Services, Cuny Student Housing Project,
        AMBAC Insured, 5.25%, 7/01/30 ..........................................................     5,150,000      5,727,366
      Non-State Supported Debt, Fashion Institute Student Housing Corp., FGIC Insured, 5.25%,
        7/01/34 ................................................................................    13,220,000     14,686,098
      Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%,
        7/01/27 ................................................................................     1,500,000      1,566,180
      Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%,
        7/01/27 ................................................................................     2,500,000      2,610,300
      Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 .........     2,500,000      2,572,775
      Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
        MBIA Insured, 5.00%, 7/01/35 ...........................................................     5,000,000      5,167,200
      Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
        7/01/37 ................................................................................    20,000,000     20,748,600
      Non-State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%,
        7/01/34 ................................................................................     5,510,000      5,709,958
      Non-State Supported Debt, St. John's University, Series A, MBIA Insured, 5.25%,
        7/01/37 ................................................................................    10,000,000     10,610,000
      Non-State Supported Debt, The New School, Refunding, MBIA Insured, 5.00%, 7/01/46 ........    12,000,000     12,367,680
      Non-State Supported Debt, University of Rochester, Refunding, Series A, MBIA Insured,
        5.00%, 7/01/27 .........................................................................       145,000        147,591
      Non-State Supported Debt, University of Rochester, Series A, MBIA Insured, Pre-Refunded,
        5.00%, 7/01/27 .........................................................................       855,000        873,391
      NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 .......................................     1,700,000      1,769,547
      Pace University, MBIA Insured, Pre-Refunded, 6.00%, 7/01/29 ..............................     3,000,000      3,225,810
      Secondarily Insured, Mental Health Services, Refunding, Series B, MBIA Insured, 5.00%,
        2/15/24 ................................................................................        25,000         25,552
      Secondarily Insured, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
        5.00%, 2/15/24 .........................................................................       260,000        268,018
      Series 1, MBIA Insured, 5.00%, 7/01/24 ...................................................     2,000,000      2,077,680
      Siena College, MBIA Insured, 5.00%, 7/01/31 ..............................................     3,500,000      3,600,870


42 | Annual Report

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
      St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/30 ..............   $ 3,500,000   $  3,746,295
      State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA
        Insured, 5.00%, 7/01/36 ................................................................     5,170,000      5,347,279
      Upstate Community Colleges, MBIA Insured, Pre-Refunded, 5.125%, 7/01/30 ..................     5,945,000      6,257,410
  New York State Energy Research and Development Authority PCR, Central Hudson Gas,
    Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 .........................................     3,500,000      3,622,185
  New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water
    Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 ................................     3,000,000      3,003,570
  New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
    AMBAC Insured, 5.25%, 5/15/31 ..............................................................     4,000,000      4,152,960
  New York State Thruway Authority General Revenue, AMBAC Insured, 5.00%, 1/01/30 ..............     8,740,000      9,028,857
  New York State Urban Development Corp. Revenue, Correctional Facilities Service Contract,
    Series C, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ......................................    11,200,000     11,659,984
  Niagara Falls City School District COP,
      High School Facility, MBIA Insured, Pre-Refunded, 5.375%, 6/15/28 ........................     2,000,000      2,046,520
      Refunding, High School Facility, FSA Insured, 5.00%, 6/15/28 .............................     4,155,000      4,296,852
  Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ............................         5,000          5,007
  North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
      4/01/15 ..................................................................................     1,065,000      1,244,878
      4/01/16 ..................................................................................     1,000,000      1,182,470
  Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project,
    XLCA Insured, 5.00%, 12/15/30 ..............................................................     1,805,000      1,879,167
  Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36 ............................     9,000,000      9,299,700
  Rensselear County GO, AMBAC Insured, 6.70%, 2/15/11 ..........................................       810,000        891,332
  Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured,
    5.00%,
      12/01/32 .................................................................................     2,000,000      2,084,020
      12/01/37 .................................................................................     3,320,000      3,448,484
  Sachem Central School District Holbrook GO, MBIA Insured, Pre-Refunded, 5.00%, 6/15/30 .......     1,000,000      1,073,110
  Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%, 10/15/32 ...........    10,000,000     10,383,900
  Schenectady IDA Civic Facility Revenue,
      Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30 ................................     3,000,000      3,146,280
      Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35 ................................     2,375,000      2,487,551
      Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ...........................     2,395,000      2,463,401
  St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A,
    MBIA Insured, 5.00%, 7/01/28 ...............................................................     2,455,000      2,498,871
  Taconic Hills Central School District at Craryville GO, Columbia County, Refunding,
    FGIC Insured, 5.00%, 6/15/27 ...............................................................     1,295,000      1,342,047
  Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B, MBIA Insured,
    Pre-Refunded, 5.20%, 1/01/27 ...............................................................     1,000,000      1,110,860
  Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
      AMBAC Insured, Pre-Refunded, 5.75%, 8/01/29 ..............................................       550,000        577,962
      Series A, FSA Insured, Pre-Refunded, 5.125%, 10/01/26 ....................................     2,000,000      2,020,000


                                                              Annual Report | 43

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA Insured, 5.00%,
    12/01/27 ...................................................................................   $ 3,680,000   $  3,834,082
  Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 .....................     1,500,000      1,554,720
                                                                                                                 ------------
  TOTAL LONG TERM INVESTMENTS (COST $536,176,748) ..............................................                  549,987,893
                                                                                                                 ------------
  SHORT TERM INVESTMENTS 2.0%
  MUNICIPAL BONDS 2.0%
  NEW YORK 2.0%
a Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
    3.90%, 5/01/33 .............................................................................     1,600,000      1,600,000
a MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.92%, 11/01/26 .............     1,400,000      1,400,000
a New York City GO,
      Fiscal 1994, Series A-4, Daily VRDN and Put, 3.96%, 8/01/21 ..............................     1,000,000      1,000,000
      Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put, 3.96%,
        8/01/14 ................................................................................       400,000        400,000
      Sub Series A-4, Daily VRDN and Put, 3.98%, 8/01/22 .......................................     1,700,000      1,700,000
      Sub Series A-4, Daily VRDN and Put, 3.98%, 8/01/23 .......................................     1,000,000      1,000,000
      Sub Series H-4, Daily VRDN and Put, 3.90%, 3/01/34 .......................................       100,000        100,000
a New York City Municipal Finance Authority Water and Sewer System Revenue, Second General
    Resolution, Refunding, Series CC-1, Daily VRDN and Put, 3.97%, 6/15/38 .....................     1,600,000      1,600,000
a New York City Transitional Finance Authority Revenue, New York City Recovery, Series 1,
    Sub Series 1C, Daily VRDN and Put, 3.91%, 11/01/22 .........................................     1,600,000      1,600,000
a New York City Trust for Cultural Resources Revenue, Manhattan School of Music,
    Radian Insured, Weekly VRDN and Put, 6.00%, 10/01/29 .......................................       800,000        800,000
                                                                                                                 ------------
  TOTAL SHORT TERM INVESTMENTS (COST $11,200,000) ..............................................                   11,200,000
                                                                                                                 ------------
  TOTAL INVESTMENTS (COST $547,376,748) 98.1% ..................................................                  561,187,893
  OTHER ASSETS, LESS LIABILITIES 1.9% ..........................................................                   10,617,237
                                                                                                                 ------------
  NET ASSETS 100.0% ............................................................................                 $571,805,130
                                                                                                                 ============

See Selected Portfolio Abbreviations on page 58.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


44 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                        ----------------------------------------------------------------------------
                                                                                                                  YEAR ENDED
                                                                    YEAR ENDED SEPTEMBER 30,                     DECEMBER 31,
CLASS A                                                    2007         2006         2005        2004 f        2003         2002
                                                        ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................   $   10.93    $   10.96    $   11.15    $   11.16    $   11.04    $   10.51
                                                        ----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........................        0.39         0.39         0.38         0.30         0.41         0.44
   Net realized and unrealized gains (losses) .......       (0.12)       (0.04)       (0.19)       (0.02)        0.12         0.54
                                                        ----------------------------------------------------------------------------
Total from investment operations ....................        0.27         0.35         0.19         0.28         0.53         0.98
                                                        ----------------------------------------------------------------------------
Less distributions from net investment income .......       (0.40)       (0.38)       (0.38)       (0.29)       (0.41)       (0.45)
                                                        ----------------------------------------------------------------------------
Redemption fees .....................................          -- e         -- e         -- e         --           --           --
                                                        ----------------------------------------------------------------------------
Net asset value, end of year ........................   $   10.80    $   10.93    $   10.96    $   11.15    $   11.16    $   11.04
                                                        ============================================================================

Total return c ......................................        2.51%        3.28%        1.72%        2.57%        4.85%        9.46%

RATIOS TO AVERAGE NET ASSETS d
Expenses before waiver and payments by affiliates ...        0.74%        0.75%        0.74%        0.75%        0.75%        0.78%
Expenses net of waiver and payments by affiliates ...        0.74%        0.75%        0.74%        0.67%        0.60%        0.60%
Net investment income ...............................        3.62%        3.56%        3.40%        3.57%        3.64%        4.05%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................   $ 273,552    $ 222,308    $ 233,785    $ 227,288    $ 217,829    $ 180,829
Portfolio turnover rate .............................       20.61%       30.01%        5.42%        4.66%        3.35%        8.92%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the period January 1, 2004 to September 30, 2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 45

Franklin New York Tax-Free Trust

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                                       -------------------------------------------------------------
                                                                                                                      PERIOD ENDED
                                                                                 YEAR ENDED SEPTEMBER 30,             DECEMBER 31,
CLASS C                                                                  2007        2006        2005       2004 f       2003 g
                                                                       -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................   $  10.95    $  10.97    $  11.16    $ 11.17         $ 11.27
                                                                       -------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................................       0.33        0.33        0.32       0.25            0.17
   Net realized and unrealized gains (losses) ......................      (0.12)      (0.03)      (0.19)     (0.01)          (0.10)
                                                                       -------------------------------------------------------------
Total from investment operations ...................................       0.21        0.30        0.13       0.24            0.07
                                                                       -------------------------------------------------------------
Less distributions from net investment income ......................      (0.34)      (0.32)      (0.32)     (0.25)          (0.17)
                                                                       -------------------------------------------------------------
Redemption fees ....................................................         -- e        -- e        -- e       --              --
                                                                       -------------------------------------------------------------
Net asset value, end of year .......................................   $  10.82    $  10.95    $  10.97    $ 11.16         $ 11.17
                                                                       =============================================================

Total return c .....................................................       1.95%       2.81%       1.16%      2.14%           0.64%

RATIOS TO AVERAGE NET ASSETS d
Expenses before waiver and payments by affiliates ..................       1.29%       1.29%       1.29%      1.30%           1.30%
Expenses net of waiver and payments by affiliates ..................       1.29%       1.29%       1.29%      1.22%           1.15%
Net investment income ..............................................       3.07%       3.02%       2.85%      3.02%           3.09%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................................   $ 11,175    $ 12,123    $ 12,323    $ 8,772         $ 3,965
Portfolio turnover rate ............................................      20.61%      30.01%       5.42%      4.66%           3.35%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the period January 1, 2004 to September 30, 2004.

g For the period July 1, 2003 (effective date) to December 31, 2003.


46 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007

------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.8%
  MUNICIPAL BONDS 98.8%
  NEW YORK 92.8%
  Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 ..........     $  1,850,000     $  1,893,271
  Albany IDA Civic Facility Revenue,
   Albany Medical Center Project, 5.75%, 5/01/09  ..........................................          535,000          538,440
   St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/12  ................          420,000          445,595
  Amherst IDA Civic Facility Revenue,
    Mandatory Put 10/01/11, Refunding, Series A, Radian Insured, 4.20%, 10/01/31 ...........        4,335,000        4,350,823
    University of Buffalo Foundation, Student Housing, Creekside Project, Series A,
      AMBAC Insured, 4.625%, 8/01/16 .......................................................        1,030,000        1,076,185
  Bath Central School District GO, Refunding,
    FGIC Insured, 4.00%, 6/15/19 ...........................................................        1,850,000        1,829,465
    FSA Insured, 5.10%, 6/15/13 ............................................................          775,000          796,677
  Buffalo GO,
    Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 .....................................        1,225,000        1,299,970
    Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 ...................................          880,000          923,788
  Byram Hills Central School District GO, ETM, 4.00%, 11/15/10 .............................        1,375,000        1,397,124
  Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 ..............        1,080,000        1,107,238
  Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 ..............        2,390,000        2,496,546
  Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%, 6/15/16 .......        1,000,000        1,025,280
  Dansville Central School District GO, Refunding, Series B, FGIC Insured,
    4.25%, 6/15/11 .........................................................................          930,000          953,641
    4.35%, 6/15/12 .........................................................................          870,000          900,224
    4.45%, 6/15/13 .........................................................................          995,000        1,032,094
  Erie County GO,
    FGIC Insured, 4.70%, 11/01/12 ..........................................................          700,000          715,232
    Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 ...........................        1,000,000        1,050,120
  Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%,
    6/15/15 ................................................................................        1,095,000        1,139,709
  Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ............        1,000,000        1,011,740
  Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 ....        1,260,000        1,276,216
  Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%, 6/01/17 ...........        2,105,000        2,213,997
  Highland Central School District GO, Refunding, FSA Insured, 4.125%, 6/15/16 .............        1,080,000        1,094,461
  Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
    6/15/09 ................................................................................        1,125,000        1,140,806
    6/15/10 ................................................................................        1,125,000        1,147,961
  Huntington GO, Public Improvement, 4.20%, 9/01/13 ........................................        1,230,000        1,250,873
  Islip Union Free School District No. 002 GO, Refunding, FGIC Insured, 5.00%, 7/01/18 .....        2,215,000        2,362,652
  Long Island Power Authority Electric System Revenue,
    General, Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 ............................        8,000,000        8,538,080
    MBIA Insured, Pre-Refunded, 5.125%, 4/01/11 ............................................        1,410,000        1,435,831
    Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 .....................................        2,000,000        2,050,520
  Madison County IDA Civic Facility Revenue, Morrisville State College Foundation,
    Series A, CIFG Insured, 5.00%, 6/01/15 .................................................        1,000,000        1,074,940
  Middle Country Central School District Centereach GO, FSA Insured, 4.75%, 6/01/17 ........        1,650,000        1,702,041
  Monroe County GO, Public Improvement, FGIC Insured, 4.30%, 3/01/13 .......................        3,015,000        3,096,586
  Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue,
    Refunding, MBIA Insured, 4.00%, 1/01/13 ................................................        1,920,000        1,959,091


                                                              Annual Report | 47

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  MTA Transit Facilities Revenue,
    Series A, Pre-Refunded, 6.00%, 7/01/15 .................................................     $  1,500,000     $  1,565,685
    Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ....................................        1,370,000        1,443,583
    Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ....................................          545,000          571,405
  Nassau County GO, Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 ......................        1,000,000        1,085,130
  Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series H,
    AMBAC Insured, 5.25%, 11/15/17 .........................................................        1,500,000        1,643,265
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 6.00%, 8/01/10 ...........................................................        1,000,000        1,064,260
  New York Bridge Authority Revenue, General, 4.125%, 1/01/13 ..............................        4,000,000        4,084,960
  New York City GO,
    Refunding, Series F, 5.25%, 8/01/13 ....................................................        1,095,000        1,158,379
    Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 ......................................        2,000,000        2,166,000
    Series D, 4.30%, 10/15/16 ..............................................................        3,000,000        3,059,070
    Series H, 4.125%, 8/01/11 ..............................................................        1,560,000        1,586,738
  New York City Health and Hospital Corp. Revenue, Health System,
    Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 .....................................        1,000,000        1,022,000
    Series A, FSA Insured, 4.15%, 2/15/12 ..................................................          750,000          765,593
    Series A, FSA Insured, 4.30%, 2/15/13 ..................................................        1,000,000        1,025,570
  New York City IDA Civic Facility Revenue, Institute of International Education Inc.
    Project, 5.125%, 9/01/16 ...............................................................        2,320,000        2,408,438
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
    Series A, 4.75%, 11/15/13 ..............................................................        1,000,000        1,026,190
    Series B, 4.75%, 11/01/16 ..............................................................        2,200,000        2,260,566
    Series B, Pre-Refunded, 6.00%, 11/15/13 ................................................        1,000,000        1,072,380
  New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
    AMBAC Insured, 5.00%, 11/15/20 .........................................................        5,775,000        6,114,166
  New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
    AMBAC Insured, 5.25%, 6/01/21 ..........................................................        4,200,000        4,437,216
  New York State Dormitory Authority Lease Revenue,
    Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured,
      5.00%, 8/15/21 .......................................................................        5,340,000        5,650,948
    State University Dormitory Facilities, Series A, Pre-Refunded, 5.50%, 7/01/12 ..........        1,815,000        1,927,076
  New York State Dormitory Authority Revenue,
    Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 .................................        2,080,000        2,054,770
    Teachers College, MBIA Insured, 4.00%, 7/01/12 .........................................        1,000,000        1,020,320
  New York State Dormitory Authority Revenues,
    City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 .....................        1,000,000        1,024,220
    Department of Health, Refunding, Series 2, 5.00%, 7/01/19 ..............................        3,740,000        3,920,642
    Department of Health, Refunding, Sub Series 2, FGIC Insured, 5.00%, 7/01/18 ............        5,000,000        5,298,800
    Hospital, Insured, Mortgage, Series A, FSA Insured, 5.25%, 8/15/15 .....................        5,000,000        5,415,500
    Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 .....................................        1,720,000        1,833,434
    Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 .....................................        1,895,000        1,999,035
    Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23 ............................        2,000,000        2,127,760
    Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 ......................................        2,975,000        3,152,488


48 | Annual Report

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
    New York State Department of Health, Refunding, 5.25%, 7/01/17 .........................     $  5,000,000     $  5,353,750
    Non-State Supported Debt, Bishop Henry B. Hucles Nursing, 5.00%, 7/01/24 ...............        4,765,000        4,942,306
    Non-State Supported Debt, Columbia University, Series C, 5.00%, 7/01/24 ................        4,135,000        4,386,863
    Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
      MBIA Insured, 5.00%, 7/01/19 .........................................................        2,500,000        2,689,500
    Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
      MBIA Insured, 5.00%, 7/01/20 .........................................................        3,670,000        3,905,614
    Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
      7/01/23 ..............................................................................        2,000,000        2,118,540
    Non-State Supported Debt, North Shore L.I. Jewish Obligation Group, Series A, 5.00%,
      5/01/23 ..............................................................................        4,990,000        5,119,690
    Office of General Services, MBIA Insured, 5.00%, 4/01/18 ...............................        2,000,000        2,047,020
    Secured Hospital, Catskill Regional, Refunding, FGIC Insured, 5.25%, 2/15/18 ...........        2,300,000        2,481,769
    St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 ..........................          750,000          792,728
    State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA
      Insured, 5.00%, 7/01/21 ..............................................................        1,980,000        2,091,830
    State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA
      Insured, 5.00%, 7/01/22 ..............................................................        1,730,000        1,823,835
    State Supported Debt, Lease, State University Dormitory Facilities, Series B, MBIA
      Insured, 5.00%, 7/01/17 ..............................................................        2,875,000        3,096,432
    State University, Capital Appreciation Bond, Refunding, Series B, MBIA Insured, zero
      cpn., 5/15/08 ........................................................................        3,000,000        2,936,670
    State University Educational Facilities, 3rd General, Refunding, Series A, FGIC Insured,
      5.50%, 5/15/21 .......................................................................        7,000,000        7,943,880
    University of Rochester, Series A, Pre-Refunded, 5.25%, 7/01/21 ........................          500,000          548,670
  New York State Dormitory Authority State Personal Income Tax Revenue, Education, Series D,
   5.00%, 3/15/14 ..........................................................................        1,000,000        1,076,350
  New York State Energy Research and Development Authority PCR, New York State Electric
   and Gas,
    MBIA Insured, 4.10%, 3/15/15 ...........................................................        2,000,000        2,023,060
      Series B, MBIA Insured, 4.00%, 10/15/15 ..............................................        5,000,000        5,036,900
      Series D, MBIA Insured, 4.10%, 12/01/15 ..............................................        2,000,000        2,021,200
  New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
   Revolving Funds, Series B,
      5.80%, 1/15/16 .......................................................................        1,010,000        1,056,389
      Pre-Refunded, 5.80%, 1/15/16 .........................................................        1,490,000        1,565,573
  New York State GO, Series A, FGIC Insured, 4.00%, 3/01/24 ................................        5,000,000        4,750,950
  New York State HFAR, Health Facilities of New York City, Refunding, Series A, 6.00%,
    11/01/08 ...............................................................................        3,045,000        3,073,288
  New York State Local Government Assistance Corp. Revenue, Refunding, Series B,
    MBIA Insured, 4.875%, 4/01/20 ..........................................................        3,750,000        3,803,025
  New York State Thruway Authority General Revenue, Series F, AMBAC Insured, 5.00%,
    1/01/22 ................................................................................        6,535,000        6,845,739


                                                              Annual Report | 49

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
    General, Second, Refunding, Series B, AMBAC Insured, 5.00%, 4/01/21 ....................     $  5,000,000     $  5,276,200
    General, Second, Series B, 5.00%, 4/01/18 ..............................................        5,000,000        5,391,500
    Series A, FSA Insured, 5.25%, 4/01/12 ..................................................        1,620,000        1,734,874
    Series C, FGIC Insured, Pre-Refunded, 5.25%, 4/01/14 ...................................        2,000,000        2,037,840
  New York State Urban Development Corp. Revenue,
    Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 ...............        1,525,000        1,553,838
    Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
      1/01/15 ..............................................................................        1,000,000        1,041,070
    State Personal Income Tax, Series C-1 Empire State, 4.125%, 12/15/16 ...................        1,490,000        1,515,628
    State Personal Income Tax, Series C-1 Empire State, 4.25%, 12/15/17 ....................        1,955,000        1,985,811
  North Hempstead GO, FGIC Insured, Pre-Refunded, 6.00%, 7/15/14 ...........................        1,715,000        1,807,867
  Olean City School District GO, Refunding, FGIC Insured, 4.375%, 6/15/17 ..................        1,335,000        1,364,811
  Rochester GO,
    MBIA Insured, ETM, 4.125%, 2/15/10 .....................................................          520,000          527,894
    Refunding, MBIA Insured, 4.125%, 2/15/10 ...............................................          490,000          497,105
  Sales Tax Asset Receivable Corp. Revenue, Series A, MBIA Insured, 5.25%, 10/15/18 ........        5,000,000        5,418,050
  Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 ..........        1,025,000        1,060,567
  Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%, 9/15/21 ........        1,720,000        1,744,166
  Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan
    Complex, AMBAC Insured,
      5.25%, 10/15/14 ......................................................................        1,435,000        1,494,065
      5.00%, 4/15/16 .......................................................................        1,000,000        1,033,310
  Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured,
    5.10%, 6/01/13 .........................................................................        2,000,000        2,155,500
  Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1, 5.50%, 6/01/19 .....        5,000,000        5,358,000
  Upper Mohawk Valley Regional Water Finance Authority Water System Revenue, AMBAC Insured,
    5.75%, 4/01/20 .........................................................................          165,000          174,131
      Pre-Refunded, 5.75%, 4/01/20 .........................................................          835,000          888,190
  Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%,
    5/01/19 ................................................................................        1,525,000        1,621,746
  Yonkers GO, Series A, AMBAC Insured, 5.00%, 12/15/14 .....................................        1,795,000        1,866,046
  Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 .......................        1,890,000        1,951,085
                                                                                                                  ------------
                                                                                                                   264,343,669
                                                                                                                  ------------
  U.S. TERRITORIES 6.0%
  PUERTO RICO 4.1%
  Puerto Rico Commonwealth GO, Public Improvement, Assured Guaranty Insured, 5.25%,
    7/01/18 ................................................................................        1,820,000        2,010,299
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Refunding, Series N, Assured Guaranty, 5.50%, 7/01/21 ..................................        4,000,000        4,561,040
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%,
      3/01/16 ..............................................................................        2,605,000        2,682,395
      3/01/21 ..............................................................................        2,555,000        2,558,373
                                                                                                                  ------------
                                                                                                                    11,812,107
                                                                                                                  ------------


50 | Annual Report

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 1.9%
  Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 ...................     $  3,000,000     $  3,072,090
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.125%,
    7/01/13 ................................................................................        1,775,000        1,783,644
  Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
    7/01/09 ................................................................................          400,000          408,072
                                                                                                                  ------------
                                                                                                                     5,263,806
                                                                                                                  ------------
  TOTAL U.S. TERRITORIES ...................................................................                        17,075,913
                                                                                                                  ------------
  TOTAL LONG TERM INVESTMENTS (COST $276,153,397) 98.8% ....................................                       281,419,582
                                                                                                                  ------------
  OTHER ASSETS, LESS LIABILITIES 1.2% ......................................................                         3,307,262
                                                                                                                  ------------
  NET ASSETS 100.0% ........................................................................                      $284,726,844
                                                                                                                  ============

See Selected Portfolio Abbreviations on page 58.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 51

Franklin New York Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

                                                      ----------------------------------------------------
                                                                                              PERIOD ENDED
                                                              YEAR ENDED SEPTEMBER 30,        DECEMBER 31,
                                                        2007      2006      2005      2004 f     2003 g
                                                      ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................  $  9.90    $ 9.92    $ 10.02   $ 10.06     $ 10.00
                                                      ---------------------------------------------------
Income from investment operations a:
   Net investment income b .........................     0.31      0.25       0.18      0.10        0.04
   Net realized and unrealized gains (losses) ......       -- e   (0.02)     (0.11)    (0.03)       0.05
                                                      ---------------------------------------------------
Total from investment operations ...................     0.31      0.23       0.07      0.07        0.09
                                                      ---------------------------------------------------
Less distributions from net investment income ......    (0.33)    (0.25)     (0.17)    (0.11)      (0.03)
                                                      ---------------------------------------------------
Redemption fees ....................................       --        -- e       --        --          --
                                                      ---------------------------------------------------
Net asset value, end of year .......................  $  9.88    $ 9.90    $  9.92   $ 10.02     $ 10.06
                                                      ===================================================

Total return c .....................................     3.15%     2.34%      0.70%     0.68%       0.94%

RATIOS TO AVERAGE NET ASSETS d
Expenses before waiver and payments by affiliates ..     1.40%     1.31%      1.23%     1.57%       2.22%
Expenses net of waiver and payments by affiliates ..     0.50%     0.50%      0.50%     0.50%       0.50%
Net investment income ..............................     3.16%     2.57%      1.82%     1.33%       1.18%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................  $ 8,132    $9,219    $ 9,322   $ 9,816     $ 5,773
Portfolio turnover rate ............................     9.12%    69.02%     14.22%     8.21%         --

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For the period January 1, 2004 to September 30, 2004.

g For the period September 2, 2003 (commencement of operations) to December 31, 2003.


52 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                                   AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 53.5%
  MUNICIPAL BONDS 53.5%
  NEW YORK 37.5%
  Amherst IDA Civic Facility Revenue, Mandatory Put 10/01/11, Refunding, Series A,
     Radian Insured, 4.20%, 10/01/31 ..............................................................  $   410,000   $     411,496
  Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 3.75%,
     10/01/09 .....................................................................................      315,000         315,180
  New York Local Government Assistance Corp. Revenue, Senior Lien, Refunding, Series A, 5.00%,
     4/01/11 ......................................................................................      300,000         314,478
  New York State Dormitory Authority Revenues,
       Kateri Residence, Refunding, 4.00%, 7/01/10 ................................................      230,000         230,938
       The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA Insured,
         5.00%, 8/15/09 ...........................................................................      250,000         256,253
       Non-State Supported Debt, Aids Long Term Health Care Facility, Refunding, 5.00%, 11/01/11 ..      250,000         257,967
       White Plains Hospital, Mortgage, FHA Insured, 3.55%, 2/15/10 ...............................       95,000          94,887
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge, Series A,
     2.75%, 3/15/08 ...............................................................................      250,000         248,778
  Rockland County Solid Waste Management Authority Revenue, Series A, AMBAC Insured, 4.50%,
     12/15/08 .....................................................................................      400,000         405,112
  Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A,
     AMBAC Insured, 3.375%, 11/01/10 ..............................................................      300,000         299,082
  Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 3.00%,
     5/01/09 ......................................................................................      215,000         213,213
                                                                                                                   -------------
                                                                                                                       3,047,384
                                                                                                                   -------------
  U.S. TERRITORIES 16.0%
  GUAM 1.5%
  Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%, 10/01/09 ...........      125,000         122,089
                                                                                                                   -------------
  PUERTO RICO 14.5%
  Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
     Series C, MBIA Insured, 5.00%, 7/01/28 .......................................................      295,000         298,469
  Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
     5.00%, 12/01/08 ..............................................................................      400,000         405,244
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/08 .........      475,000         477,119
                                                                                                                   -------------
                                                                                                                       1,180,832
                                                                                                                   -------------
  TOTAL U.S. TERRITORIES ..........................................................................                    1,302,921
                                                                                                                   -------------
  TOTAL LONG TERM INVESTMENTS (COST $4,349,114) ...................................................                    4,350,305
                                                                                                                   -------------
  SHORT TERM INVESTMENTS 45.4%
  MUNICIPAL BONDS 45.4%
  NEW YORK 45.4%
a Broome County IDA Civic Facility Revenue, James G. Johnston Memorial, Refunding, Weekly VRDN
     and Put, 3.85%, 2/01/29 ......................................................................      200,000         200,000
a Long Island Power Authority Electric System Revenue, Sub Series 3B, Daily VRDN and Put,
     3.89%, 5/01/33 ...............................................................................      300,000         300,000
a Monroe County IDA Civic Facility Revenue, St. John Fisher College Project, Radian Insured,
     Weekly VRDN and Put, 5.25%, 6/01/34 ..........................................................      100,000         100,000


                                                              Annual Report | 53

Franklin New York Tax-Free Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                                   AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
a MTA Dedicated Tax Fund Revenue, Series D-1, AMBAC Insured, Weekly VRDN and Put, 3.80%,
     11/01/34 .....................................................................................  $   295,000   $     295,000
a MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.92%, 11/01/26 ................      800,000         800,000
a New York City GO,
       Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put, 3.96%, 8/01/14 ......      300,000         300,000
       Series B, Sub Series B-5, MBIA Insured, Daily VRDN and Put, 3.89%, 8/15/22 .................      300,000         300,000
       Sub Series A-4, Daily VRDN and Put, 3.98%, 8/01/22 .........................................      200,000         200,000
       Sub Series H-4, Daily VRDN and Put, 3.90%, 3/01/34 .........................................      200,000         200,000
a New York City Transitional Finance Authority Revenue, New York City Recovery, Series 1,
     Sub Series 1C, Daily VRDN and Put, 3.91%, 11/01/22 ...........................................      300,000         300,000
a New York City Trust for Cultural Resources Revenue, Manhattan School of Music, Radian Insured,
     Weekly VRDN and Put, 6.00%, 10/01/29 .........................................................      400,000         400,000
a Triborough Bridge and Tunnel Authority Revenues, General, Refunding, Sub Series B-4,
     Weekly VRDN and Put, 3.74%, 1/01/32 ..........................................................      300,000         300,000
                                                                                                                   -------------
  TOTAL SHORT TERM INVESTMENTS (COST $3,695,000) ..................................................                    3,695,000
                                                                                                                   -------------
  TOTAL INVESTMENTS (COST $8,044,114) 98.9% .......................................................                    8,045,305
  OTHER ASSETS, LESS LIABILITIES 1.1% .............................................................                       86,552
                                                                                                                   -------------
  NET ASSETS 100.0% ...............................................................................                $   8,131,857
                                                                                                                   =============

See Selected Portfolio Abbreviations on page 58.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


54 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

                                                      ------------------------------------------------------------------
                                                                                                             YEAR ENDED
                                                              YEAR ENDED SEPTEMBER 30,                      DECEMBER 31,
                                                        2007       2006       2005      2004 c      2003        2002
                                                      ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
                                                      -----------------------------------------------------------------
Income from investment operations - net
   investment income ...............................     0.030      0.026      0.014      0.003      0.004       0.008
Less distributions from net investment income ......    (0.030)    (0.026)    (0.014)    (0.003)    (0.004)     (0.008)
                                                      -----------------------------------------------------------------
Net asset value, end of year .......................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
                                                      =================================================================

Total return a .....................................      3.02%      2.59%      1.42%      0.32%      0.45%       0.83%

RATIOS TO AVERAGE NET ASSETS b
Expenses before waiver and payments by affiliates ..      0.79%      0.79%      0.80%      0.76%      0.76%       0.78%
Expenses net of waiver and payments by affiliates ..      0.64%      0.64%      0.64%      0.62%      0.60%       0.60%
Net investment income ..............................      2.99%      2.56%      1.39%      0.42%      0.44%       0.83%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................  $ 64,648   $ 60,786   $ 59,965   $ 72,147   $ 75,278    $ 79,928

a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

b Ratios are annualized for periods less than one year.

c For the period January 1, 2004 to September 30, 2004.


 The accompanying notes are an integral part of these financial statements. | 55
                                                              Annual Report |

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                               AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 99.4%
  MUNICIPAL BONDS 99.4%
  NEW YORK 94.1%
a Albany IDA Civic Facilities Revenue, Albany Medical Center Hospital Project, Series A,
     Weekly VRDN and Put, 3.88%, 5/01/27 ..........................................................  $ 1,000,000   $   1,000,000
a Jay Street Development Corp. Courts Facility Lease Revenue, New York City Jay Street Project,
       Series A, Daily VRDN and Put, 3.90%, 5/01/22 ...............................................      100,000         100,000
       Series A-4, Daily VRDN and Put, 3.90%, 5/01/22 .............................................    2,665,000       2,665,000
  Long Island Power Authority Electric System Revenue,
       General, Series A, Pre-Refunded, 5.75%, 12/01/24 ...........................................    1,140,000       1,171,584
     a Sub Series 2, Daily VRDN and Put, 3.90%, 5/01/33 ...........................................    1,800,000       1,800,000
     a Sub Series 3B, Daily VRDN and Put, 3.89%, 5/01/33 ..........................................    1,100,000       1,100,000
a Monroe County IDA Civic Facility Revenue, St. John Fisher College Project, Radian Insured,
     Weekly VRDN and Put, 5.25%, 6/01/34 ..........................................................    1,710,000       1,710,000
a MTA Dedicated Tax Fund Revenue, Refunding, Series A-1, XLCA Insured, Weekly VRDN and Put,
     3.78%, 11/01/31 ..............................................................................      400,000         400,000
  MTA Transportation Facilities Revenue, TECP, 3.73%, 11/05/07 ....................................    2,000,000       2,000,000
a Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
     FSA Insured, Weekly VRDN and Put, 3.71%, 11/15/22 ............................................    1,900,000       1,900,000
a New York City GO,
       Refunding, Sub Series C-4, Weekly VRDN and Put, 3.72%, 8/01/20 .............................    1,000,000       1,000,000
       Sub Series E-3, Daily VRDN and Put, 3.90%, 8/01/23 .........................................      500,000         500,000
       Sub Series H-4, Daily VRDN and Put, 3.90%, 3/01/34 .........................................    1,800,000       1,800,000
a New York City HDC,
       MF Rental Housing Revenue, Carnegie Park, Series A, FNMA Insured, Weekly VRDN and Put,
         3.74%, 11/15/19 ..........................................................................    2,950,000       2,950,000
       MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA Insured,
         Weekly VRDN and Put, 3.92%, 11/15/28 .....................................................    1,000,000       1,000,000
       MF Revenue, Mortgage, Marseilles Apartments, Series A, Weekly VRDN and Put, 3.76%,
         12/01/34 .................................................................................    1,575,000       1,575,000
a New York City IDAR, Liberty, One Bryant Park LLC, Series A, Weekly VRDN and Put, 3.86%,
     11/01/39 .....................................................................................    3,000,000       3,000,000
a New York City Municipal Water Finance Authority Water and Sewer System Revenue, Fiscal 2003,
     Refunding, Sub Series C-3, Daily VRDN and Put, 3.90%, 6/15/18 ................................    2,200,000       2,200,000
a New York City Transitional Finance Authority Revenue,
       Future Tax Secured, Refunding, Sub Series C5, Daily VRDN and Put, 3.91%, 8/01/31 ...........      800,000         800,000
       Future Tax Secured, Series C, Daily VRDN and Put, 3.91%, 5/01/28 ...........................      500,000         500,000
       New York City Recovery, Series 1, Sub Series 1C, Daily VRDN and Put, 3.91%, 11/01/22 .......      750,000         750,000
       New York City Recovery, Series 1, Sub Series 1D, Daily VRDN and Put, 3.96%, 11/01/22 .......      500,000         500,000
a New York City Trust Cultural Resources Revenue,
       Guggenheim Project, Series B, Weekly VRDN and Put, 3.82%, 12/01/15 .........................      855,000         855,000
       Refunding, American Museum Natural History, Series A, MBIA Insured, Weekly VRDN and
         Put, 3.76%, 4/01/21 ......................................................................      500,000         500,000
a New York City Trust for Cultural Resources Revenue, Alvin Ailey Dance Foundation,
     Weekly VRDN and Put, 3.76%, 7/01/33 ..........................................................      900,000         900,000
a New York State Dormitory Authority Revenues,
       Cornell University, Series A, Weekly VRDN and Put, 3.78%, 7/01/29 ..........................    1,800,000       1,800,000
       Cornell University, Series B, Weekly VRDN and Put, 3.78%, 7/01/30 ..........................      200,000         200,000
       Mental Health Facilities Improvement, Refunding, Series F-2B, FSA Insured, Weekly VRDN
         and Put, 3.85%, 2/15/21 ..................................................................    1,000,000       1,000,000


56 | Annual Report

Franklin New York Tax-Free Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                               AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
a New York State Dormitory Authority Revenues, (continued)
     Mental Health Services, Sub Series D-2B, FSA Insured, Weekly VRDN and Put, 3.80%,
       2/15/31 ....................................................................................  $ 2,000,000   $   2,000,000
     New York Public Library, Series B, MBIA Insured, Weekly VRDN and Put, 3.74%, 7/01/28 .........    2,100,000       2,100,000
     Non-State Supported Debt, Court Facilities Lease, Series B, Weekly VRDN and Put, 3.85%,
       5/15/39 ....................................................................................    2,000,000       2,000,000
     Non-State Supported Debt, University of Rochester, Refunding, Series A-1, MBIA Insured,
       Weekly VRDN and Put, 3.76%, 7/01/27 ........................................................    1,000,000       1,000,000
     Oxford University Press Inc., Weekly VRDN and Put, 3.77%, 7/01/25 ............................      700,000         700,000
a New York State Energy Research and Development Authority PCR, Orange and Rockland Project,
     Series A,
       AMBAC Insured, Weekly VRDN and Put, 3.75%, 8/01/15 .........................................    1,350,000       1,350,000
       FGIC Insured, Weekly VRDN and Put, 3.75%, 10/01/14 .........................................    1,100,000       1,100,000
  New York State GO, Mandatory Put 1/08/08, Refunding, Series B, 3.70%, 3/15/30 ...................    2,500,000       2,500,000
a New York State HFAR,
       350 West 43rd Street, Series A, Weekly VRDN and Put, 3.94%, 11/01/34 .......................    2,000,000       2,000,000
       FNMA Insured, Weekly VRDN and Put, 3.82%, 11/15/29 .........................................      500,000         500,000
a New York State Local Government Assistance Corp. Revenue,
       Series F, Weekly VRDN and Put, 3.74%, 4/01/25 ..............................................      800,000         800,000
       Series G, Weekly VRDN and Put, 3.75%, 4/01/25 ..............................................    2,600,000       2,600,000
  New York State Power Authority Revenue, TECP, 3.63%, 12/05/07 ...................................    3,000,000       3,000,000
a Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
     Series 2, Daily VRDN and Put, 3.89%, 5/01/19 .................................................    2,500,000       2,500,000
a Triborough Bridge and Tunnel Authority Revenues, Refunding, Series F, Weekly VRDN and Put,
     3.85%, 11/01/32 ..............................................................................    1,000,000       1,000,000
                                                                                                                   -------------
                                                                                                                      60,826,584
                                                                                                                   -------------
  U.S. TERRITORY 5.3%
  PUERTO RICO 5.3%
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 3.62%, 12/01/15 .........................................................    1,600,000       1,600,000
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 3.70%, 7/01/28 .................................    1,850,000       1,850,000
                                                                                                                   -------------
                                                                                                                       3,450,000
                                                                                                                   -------------
  TOTAL INVESTMENTS (COST $64,276,584) 99.4% ......................................................                   64,276,584
                                                                                                                   -------------
  OTHER ASSETS, LESS LIABILITIES 0.6% .............................................................                      371,523
                                                                                                                   -------------
  NET ASSETS 100.0% ...............................................................................                $  64,648,107
                                                                                                                   =============

See Selected Portfolio Abbreviations on page 58.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


 The accompanying notes are an integral part of these financial statements. | 57
                                                              Annual Report |

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDC   - Housing Development Corp.
HFAR  - Housing Finance Authority Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
TECP  - Tax-Exempt Commercial Paper
XLCA  - XL Capital Assurance


58 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2007

                                                               -------------------------------------------------------------------
                                                                                                        FRANKLIN
                                                                   FRANKLIN       FRANKLIN NEW YORK     NEW YORK        FRANKLIN
                                                                   NEW YORK       INTERMEDIATE-TERM   LIMITED-TERM      NEW YORK
                                                               INSURED TAX-FREE        TAX-FREE         TAX-FREE       TAX-EXEMPT
                                                                  INCOME FUND        INCOME FUND       INCOME FUND     MONEY FUND
                                                               -------------------------------------------------------------------
Assets:
   Investments in securities:
     Cost ..................................................   $    547,376,748   $     276,153,397   $  8,044,114   $  64,276,584
                                                               ====================================================================
     Value .................................................   $    561,187,893   $     281,419,582   $  8,045,305   $  64,276,584
   Cash ....................................................          1,010,334                  --         46,938         148,657
   Receivables:
     Capital shares sold ...................................          3,874,129             751,056             --         218,614
     Interest ..............................................          7,563,507           3,731,764         66,313         254,593
     Affiliates ............................................                 --                  --         13,015              --
                                                               --------------------------------------------------------------------
       Total assets ........................................        573,635,863         285,902,402      8,171,571      64,898,448
                                                               --------------------------------------------------------------------
Liabilities:
   Payables:
     Capital shares redeemed ...............................            944,214             607,117          9,875         171,902
     Affiliates ............................................            385,058             189,790             --          26,765
     Distributions to shareholders .........................            417,421             239,681          6,568          16,738
     Professional fees .....................................             21,608              20,235         19,360          18,035
     Unaffiliated transfer agent fees ......................             36,956              30,618          2,500          11,483
   Funds advanced by custodian .............................                 --              70,141             --              --
   Accrued expenses and other liabilities ..................             25,476              17,976          1,411           5,418
                                                               --------------------------------------------------------------------
       Total liabilities ...................................          1,830,733           1,175,558         39,714         250,341
                                                               --------------------------------------------------------------------
         Net assets, at value ..............................   $    571,805,130   $     284,726,844   $  8,131,857   $  64,648,107
                                                               ====================================================================
Net assets consist of:
   Paid-in capital .........................................   $    564,563,269   $     282,021,667   $  8,235,427   $  64,666,089
   Undistributed net investment income .....................             58,021              76,744          8,780              --
   Net unrealized appreciation (depreciation) ..............         13,811,145           5,266,185          1,191              --
   Accumulated net realized gain (loss) ....................         (6,627,305)         (2,637,752)      (113,541)        (17,982)
                                                               --------------------------------------------------------------------
         Net assets, at value ..............................   $    571,805,130   $     284,726,844   $  8,131,857   $  64,648,107
                                                               ====================================================================
CLASS A:
   Net assets, at value ....................................   $    518,353,384   $     273,551,507   $  8,131,857   $  64,648,107
                                                               ====================================================================
   Shares outstanding ......................................         45,608,762          25,330,891        823,324      64,666,089
                                                               ====================================================================
   Net asset value per share a .............................   $          11.37   $           10.80   $       9.88   $        1.00
                                                               ====================================================================
   Maximum offering price per share (net asset value per
     share / 95.75%, 97.75%, 97.75% and 100%,
     respectively) .........................................   $          11.87   $           11.05   $      10.11   $        1.00
                                                               ====================================================================
CLASS C:
   Net assets, at value ....................................   $     53,451,746   $      11,175,337
                                                               ====================================
   Shares outstanding ......................................          4,629,761           1,033,307
                                                               ====================================
   Net asset value and maximum offering price per share a ..   $          11.55   $           10.82
                                                               ====================================


a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 59

Franklin New York Tax-Free Trust

STATEMENTS OF OPERATIONS
for the year ended September 30, 2007

                                                                ------------------------------------------------------------------
                                                                                                         FRANKLIN
                                                                     FRANKLIN      FRANKLIN NEW YORK     NEW YORK       FRANKLIN
                                                                     NEW YORK      INTERMEDIATE-TERM   LIMITED-TERM     NEW YORK
                                                                INSURED TAX-FREE       TAX-FREE          TAX-FREE      TAX-EXEMPT
                                                                   INCOME FUND        INCOME FUND       INCOME FUND    MONEY FUND
                                                                ------------------------------------------------------------------
Investment income:
   Interest .................................................   $     21,293,470   $      11,111,535   $    272,710   $  2,258,133
                                                                -------------------------------------------------------------------
Expenses:
   Management fees (Note 3a) ................................          2,321,511           1,400,933         37,263        388,516
   Administrative fees (Note 3b) ............................                 --                  --         14,905             --
   Distribution fees: (Note 3c)
     Class A ................................................            402,354             242,625         11,171             --
     Class C ................................................            314,404              75,478             --             --
   Transfer agent fees (Note 3e) ............................            170,143             129,502          5,614         54,616
   Custodian fees ...........................................              6,547               3,777            106            776
   Reports to shareholders ..................................             39,133              28,333            746          5,705
   Registration and filing fees .............................             19,992              15,009          7,463          7,577
   Professional fees ........................................             24,677              22,336         19,596         18,782
   Trustees' fees and expenses ..............................             18,567              10,227            408          2,802
   Other ....................................................             31,434              25,378          7,079         11,366
                                                                -------------------------------------------------------------------
       Total expenses .......................................          3,348,762           1,953,598        104,351        490,140
       Expenses waived/paid by affiliates (Note 3f) .........                 --                  --        (67,088)       (93,616)
                                                                -------------------------------------------------------------------
         Net expenses .......................................          3,348,762           1,953,598         37,263        396,524
                                                                -------------------------------------------------------------------
           Net investment income ............................         17,944,708           9,157,937        235,447      1,861,609
                                                                -------------------------------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments ................         (3,678,147)         (1,076,950)        (1,691)       (12,505)
   Net change in unrealized appreciation (depreciation) on
     investments ............................................         (4,675,613)         (1,865,418)        (2,418)            --
                                                                -------------------------------------------------------------------
Net realized and unrealized gain (loss) .....................         (8,353,760)         (2,942,368)        (4,109)       (12,505)
                                                                -------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations ...............................................   $      9,590,948   $       6,215,569   $    231,338   $  1,849,104
                                                                ===================================================================


60 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                            -------------------------------------------------------------
                                                                    FRANKLIN NEW YORK            FRANKLIN NEW YORK
                                                                        INSURED                  INTERMEDIATE-TERM
                                                                   TAX-FREE INCOME FUND        TAX-FREE INCOME FUND
                                                            -------------------------------------------------------------
                                                               YEAR ENDED SEPTEMBER 30,       YEAR ENDED SEPTEMBER 30,
                                                                 2007            2006            2007           2006
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income ..............................   $  17,944,708   $  14,648,703   $   9,157,937   $   8,410,467
     Net realized gain (loss) from investments ..........      (3,678,147)        (56,928)     (1,076,950)     (1,080,811)
     Net change in unrealized appreciation
       (depreciation) on investments ....................      (4,675,613)     (1,086,530)     (1,865,418)        288,254
                                                            --------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from operations .............................       9,590,948      13,505,245       6,215,569       7,617,910
                                                            --------------------------------------------------------------
   Distributions to shareholders from:
     Net investment income:
       Class A ..........................................     (16,099,367)    (13,132,386)     (8,908,346)     (7,918,132)
       Class C ..........................................      (1,650,631)     (1,502,871)       (363,852)       (361,147)
                                                            --------------------------------------------------------------
   Total distributions to shareholders ..................     (17,749,998)    (14,635,257)     (9,272,198)     (8,279,279)
                                                            --------------------------------------------------------------
   Capital share transactions: (Note 2)
       Class A ..........................................     198,869,995      23,133,510      54,150,921     (10,844,726)
       Class C ..........................................       9,863,278       4,430,402        (803,794)       (172,903)
                                                            --------------------------------------------------------------
   Total capital share transactions .....................     208,733,273      27,563,912      53,347,127     (11,017,629)
                                                            --------------------------------------------------------------
   Redemption fees ......................................          12,567           1,511           4,770           2,005
                                                            --------------------------------------------------------------
          Net increase (decrease) in net assets .........     200,586,790      26,435,411      50,295,268     (11,676,993)
Net assets:
   Beginning of year ....................................     371,218,340     344,782,929     234,431,576     246,108,569
                                                            --------------------------------------------------------------
   End of year ..........................................   $ 571,805,130   $ 371,218,340   $ 284,726,844   $ 234,431,576
                                                            ==============================================================
Undistributed net investment income (distributions in
   excess of net investment income) included in net
   assets:
   End of year ..........................................   $      58,021   $    (120,863)  $      76,744   $     194,270
                                                            ==============================================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 61

Franklin New York Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  ---------------------------------------------------------
                                                                        FRANKLIN NEW YORK
                                                                           LIMITED-TERM              FRANKLIN NEW YORK
                                                                      TAX-FREE INCOME FUND         TAX-EXEMPT MONEY FUND
                                                                  ---------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,
                                                                      2007           2006           2007           2006
                                                                  ---------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income ....................................   $    235,447   $    238,902   $  1,861,609   $  1,553,975
     Net realized gain (loss) from investments ................         (1,691)      (111,850)       (12,505)        (5,477)
     Net change in unrealized appreciation (depreciation) on
       investments ............................................         (2,418)        92,448             --             --
                                                                  ----------------------------------------------------------
       Net increase (decrease) in net assets resulting from
         operations ...........................................        231,338        219,500      1,849,104      1,548,498
                                                                  ----------------------------------------------------------
   Distributions to shareholders from net investment income ...       (245,713)      (233,359)    (1,861,609)    (1,553,975)
   Capital share transactions (Note 2) ........................     (1,073,128)       (89,425)     3,874,370        826,429
   Redemption fees ............................................             --            563             --             --
                                                                  ----------------------------------------------------------
       Net increase (decrease) in net assets ..................     (1,087,503)      (102,721)     3,861,865        820,952
Net assets:
   Beginning of year ..........................................      9,219,360      9,322,081     60,786,242     59,965,290
                                                                  ----------------------------------------------------------
   End of year ................................................   $  8,131,857   $  9,219,360   $ 64,648,107   $ 60,786,242
                                                                  ==========================================================
Undistributed net investment income included in net assets:
   End of year ................................................   $      8,780   $     19,046   $         --   $         --
                                                                  ==========================================================


62 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of four funds (the Funds). All Funds are diversified, except the Franklin New York Limited-Term Tax-Free Income Fund, which is non-diversified. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

--------------------------------------------------------------------------------------------------------------
CLASS A                                               CLASS A & CLASS C
--------------------------------------------------------------------------------------------------------------
Franklin New York Limited-Term Tax-Free Income Fund   Franklin New York Insured Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund               Franklin New York Intermediate-Term Tax-Free Income Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

Securities in the Franklin New York Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                                              Annual Report | 63

Franklin New York Tax-Free Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. For the Franklin New York Insured Tax-Free Income Fund, the Franklin New York Intermediate-Term Tax-Free Income Fund and the Franklin New York Limited-Term Tax-Free Income Fund, dividends from net investment income are normally declared daily and distributed monthly to shareholders. For the Franklin New York Tax-Exempt Money Fund, dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the fund. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Franklin New York Insured Tax-Free Income Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the fund are secured by collateral guaranteed by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.


64 | Annual Report

Franklin New York Tax-Free Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Franklin New York Tax-Exempt Money Fund's shares were at $1.00 per share. Transactions in the Funds' shares were as follows:

                                        ---------------------------------------------------------------
                                              FRANKLIN NEW YORK                 FRANKLIN NEW YORK
                                                   INSURED                      INTERMEDIATE-TERM
                                            TAX-FREE INCOME FUND               TAX-FREE INCOME FUND
                                        ---------------------------------------------------------------
                                          SHARES         AMOUNT              SHARES         AMOUNT
                                        ---------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2007
 Shares sold ........................   22,049,389   $  252,271,062        10,479,023   $  113,596,335
 Shares issued in reinvestment
  of distributions ..................      905,009       10,358,358           568,908        6,152,151
 Shares redeemed ....................   (5,574,631)     (63,759,425)       (6,056,998)     (65,597,565)
                                        ---------------------------------------------------------------
 Net increase (decrease) ............   17,379,767   $  198,869,995         4,990,933   $   54,150,921
                                        ===============================================================
Year ended September 30, 2006
 Shares sold ........................    5,264,230   $   60,652,397         3,283,072   $   35,619,184
 Shares issued in reinvestment
  of distributions ..................      708,971        8,162,042           474,947        5,152,014
 Shares redeemed ....................   (3,974,334)     (45,680,929)       (4,757,672)     (51,615,924)
                                        ---------------------------------------------------------------
 Net increase (decrease) ............    1,998,867   $   23,133,510          (999,653)  $  (10,844,726)
                                        ===============================================================


                                                              Annual Report | 65

Franklin New York Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        --------------------------------------------------------------
                                            FRANKLIN NEW YORK                   FRANKLIN NEW YORK
                                                  INSURED                       INTERMEDIATE-TERM
                                           TAX-FREE INCOME FUND                TAX-FREE INCOME FUND
                                        --------------------------------------------------------------
                                          SHARES         AMOUNT              SHARES        AMOUNT
                                        --------------------------------------------------------------
CLASS C SHARES:
Year ended September 30, 2007
 Shares sold ........................    1,843,384   $   21,442,578          227,809   $    2,478,033
 Shares issued in reinvestment
  of distributions ..................       85,055          990,211           23,139          250,971
 Shares redeemed ....................   (1,080,664)     (12,569,511)        (325,133)      (3,532,798)
                                        --------------------------------------------------------------
 Net increase (decrease) ............      847,775   $    9,863,278          (74,185)  $     (803,794)
                                        ==============================================================
Year ended September 30, 2006
 Shares sold ........................    1,010,847   $   11,819,251          273,376   $    2,965,276
 Shares issued in reinvestment
  of distributions ..................       73,637          860,464           24,072          261,589
 Shares redeemed ....................     (706,119)      (8,249,313)        (313,186)      (3,399,768)
                                        --------------------------------------------------------------
 Net increase (decrease) ............      378,365   $    4,430,402          (15,738)  $     (172,903)
                                        ==============================================================

                                                      -------------------------------------------------
                                                          FRANKLIN NEW YORK          FRANKLIN NEW YORK
                                                             LIMITED-TERM                TAX-EXEMPT
                                                         TAX-FREE INCOME FUND            MONEY FUND
                                                      -------------------------------------------------
                                                       SHARES           AMOUNT               AMOUNT
                                                      -------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2007
 Shares sold ......................................    242,506       $ 2,393,144          $ 36,139,125
 Shares issued in reinvestment of distributions ...     13,608           134,387             1,847,575
 Shares redeemed ..................................   (364,012)       (3,600,659)          (34,112,330)
                                                      -------------------------------------------------
 Net increase (decrease) ..........................   (107,898)      $(1,073,128)         $  3,874,370
                                                      =================================================
Year ended September 30, 2006
 Shares sold ......................................    232,589       $ 2,296,571          $ 36,600,645
 Shares issued in reinvestment of distributions ...     14,213           140,387             1,551,712
 Shares redeemed ..................................   (255,719)       (2,526,383)          (37,325,928)
                                                      -------------------------------------------------
 Net increase (decrease) ..........................     (8,917)      $   (89,425)         $    826,429
                                                      =================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent


66 | Annual Report

Franklin New York Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Franklin New York Insured Tax-Free Income Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds and the Franklin New York Tax-Exempt Money Fund pays an investment management fee to Advisers based on the average daily net assets as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
       0.625%          Up to and including $100 million
       0.500%          Over $100 million, up to and including $250 million
       0.450%          Over $250 million, up to and including $10 billion
       0.440%          Over $10 billion, up to and including $12.5 billion
       0.420%          Over $12.5 billion, up to and including $15 billion
       0.400%          Over $15 billion, up to and including $17.5 billion
       0.380%          Over $17.5 billion, up to and including $20 billion
       0.360%          In excess of $20 billion

The Franklin New York Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
       0.500%          Up to and including $100 million
       0.450%          Over $100 million, up to and including $250 million
       0.425%          Over $250 million, up to and including $500 million
       0.400%          In excess of $500 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds, except for the Franklin New York Limited-Term Tax-Free Income Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the funds.

The Franklin New York Limited-Term Tax-Free Income Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Franklin New York Insured Tax-Free Income Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


                                                              Annual Report | 67

Franklin New York Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

In addition, under the funds' compensation distribution plans, the Funds, except the Franklin Tax-Exempt Money Fund, pays Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                            ------------------------------------------------------------------
                              FRANKLIN NEW YORK      FRANKLIN NEW YORK      FRANKLIN NEW YORK
                                   INSURED           INTERMEDIATE-TERM        LIMITED-TERM
                            TAX-FREE INCOME FUND   TAX-FREE INCOME FUND   TAX-FREE INCOME FUND
                            ------------------------------------------------------------------
Reimbursement Plans:
   Class A .............            0.10%                  0.10%                    --

Compensation Plans:
   Class A .............             --                     --                    0.15%
   Class C .............            0.65%                  0.65%                    --

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                           -------------------------------------------
                                                             FRANKLIN NEW YORK      FRANKLIN NEW YORK
                                                                  INSURED           INTERMEDIATE-TERM
                                                           TAX-FREE INCOME FUND   TAX-FREE INCOME FUND
                                                           -------------------------------------------
Sales charges retained net of commissions paid to
   unaffiliated broker/dealers .........................   $            160,976   $             17,674
Contingent deferred sales charges retained .............   $             32,676   $              1,899

                                                           -------------------------------------------
                                                             FRANKLIN NEW YORK     FRANKLIN NEW YORK
                                                               LIMITED-TERM            TAX-EXEMPT
                                                           TAX-FREE INCOME FUND        MONEY FUND
                                                           -------------------------------------------
Sales charges retained net of commissions paid to
   unaffiliated broker/dealers .........................   $              2,991                     --
Contingent deferred sales charges retained .............                     --   $             19,079

E. TRANSFER AGENT FEES

For the year ended September 30, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                           -------------------------------------------
                                                             FRANKLIN NEW YORK      FRANKLIN NEW YORK
                                                                  INSURED           INTERMEDIATE-TERM
                                                           TAX-FREE INCOME FUND   TAX-FREE INCOME FUND
                                                           -------------------------------------------
Transfer agent fees ....................................   $             96,050   $             68,356

                                                           -------------------------------------------
                                                             FRANKLIN NEW YORK      FRANKLIN NEW YORK
                                                               LIMITED-TERM            TAX-EXEMPT
                                                           TAX-FREE INCOME FUND        MONEY FUND
                                                           -------------------------------------------
Transfer agent fees ....................................   $              2,353   $             32,893


68 | Annual Report

Franklin New York Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

F. WAIVER AND EXPENSE REIMBURSEMENTS

FT Services and Advisers have agreed in advance to waive all or a portion of their respective fees and to assume payment of other expenses through January 31, 2009 for the Franklin New York Limited-Term Tax-Free Income Fund and the Franklin New York Tax-Exempt Money Fund. Total expenses waived/paid are not subject to reimbursement by the funds subsequent to the funds' fiscal year end. After January 31, 2009, FT Services and Advisers may discontinue this waiver at any time upon notice to the fund's Board of Trustees.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At September 30, 2007, the capital loss carryforwards were as follows:

                                                     ------------------------------------------------------------
                                                       FRANKLIN                          FRANKLIN
                                                       NEW YORK    FRANKLIN NEW YORK     NEW YORK      FRANKLIN
                                                       INSURED     INTERMEDIATE-TERM   LIMITED-TERM    NEW YORK
                                                       TAX-FREE        TAX-FREE          TAX-FREE     TAX-EXEMPT
                                                     INCOME FUND      INCOME FUND      INCOME FUND    MONEY FUND
                                                     ------------------------------------------------------------
Capital loss carryforwards expiring in:
   2008 ..........................................   $ 2,471,475   $         283,875   $          --   $      --
   2009 ..........................................            --                 251              --          --
   2010 ..........................................            --              34,731              --          --
   2011 ..........................................       474,738                  --              --          --
   2012 ..........................................            --             164,472              --          --
   2014 ..........................................        18,771              10,330              --          --
   2015 ..........................................            --           1,070,408         111,850       5,477
                                                     ------------------------------------------------------------
                                                     $ 2,964,984   $       1,564,067   $     111,850   $   5,477
                                                     ============================================================

On September 30, 2007, the Franklin New York Insured Tax-Free Income Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund had expired capital loss carry-forwards of $125,826 and $195,827, respectively, which were reclassified to paid-in capital.

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At September 30, 2007, the Funds' deferred realized capital losses were as follows:

--------------------------------------------------------------------------------------
  FRANKLIN NEW YORK      FRANKLIN NEW YORK     FRANKLIN NEW YORK     FRANKLIN NEW YORK
       INSURED           INTERMEDIATE-TERM        LIMITED-TERM          TAX-EXEMPT
TAX-FREE INCOME FUND   TAX-FREE INCOME FUND   TAX-FREE INCOME FUND      MONEY FUND
--------------------------------------------------------------------------------------
     $ 3,662,321            $ 1,073,685              $ 1,691              $ 12,505
--------------------------------------------------------------------------------------


                                                              Annual Report | 69

Franklin New York Tax-Free Trust

4. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended September 30, 2007 and 2006, was as follows:

                                                   -----------------------------------------------------------
                                                         FRANKLIN NEW YORK             FRANKLIN NEW YORK
                                                              INSURED                  INTERMEDIATE-TERM
                                                       TAX-FREE INCOME FUND           TAX-FREE INCOME FUND
                                                   -----------------------------------------------------------
                                                        2007           2006           2007            2006
                                                   -----------------------------------------------------------
Distributions paid from -
   tax exempt income ...........................   $ 17,749,998   $  14,635,257   $  9,272,198   $  8,279,279
                                                   -----------------------------------------------------------

                                                   -----------------------------------------------------------
                                                         FRANKLIN NEW YORK             FRANKLIN NEW YORK
                                                           LIMITED-TERM                    TAX-EXEMPT
                                                       TAX-FREE INCOME FUND                MONEY FUND
                                                   -----------------------------------------------------------
                                                        2007           2006           2007            2006
                                                   -----------------------------------------------------------
Distributions paid from -
   tax exempt income ...........................   $    245,713   $     233,359   $  1,861,609   $  1,553,975
                                                   -----------------------------------------------------------

At September 30, 2007, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:

                                                                              --------------------------------------------
                                                                                FRANKLIN NEW YORK      FRANKLIN NEW YORK
                                                                                     INSURED           INTERMEDIATE-TERM
                                                                              TAX-FREE INCOME FUND   TAX-FREE INCOME FUND
                                                                              --------------------------------------------
Cost of investments .......................................................   $        547,290,438   $        276,079,346
                                                                              ============================================

Unrealized appreciation ...................................................   $         14,618,591   $          5,733,067
Unrealized depreciation ...................................................               (721,136)              (392,831)
                                                                              --------------------------------------------
Net unrealized appreciation (depreciation) ................................   $         13,897,455   $          5,340,236
                                                                              ============================================

Distributable earnings - undistributed tax exempt income ..................   $            389,132   $            242,375
                                                                              ============================================

                                                                              --------------------------------------------
                                                                                FRANKLIN NEW YORK      FRANKLIN NEW YORK
                                                                                  LIMITED-TERM            TAX-EXEMPT
                                                                              TAX-FREE INCOME FUND        MONEY FUND
                                                                              --------------------------------------------
Cost of investments .......................................................   $          8,044,007   $         64,276,584
                                                                              ============================================

Unrealized appreciation ...................................................   $              9,752   $                 --
Unrealized depreciation ...................................................                 (8,454)                    --
                                                                              --------------------------------------------
Net unrealized appreciation (depreciation) ................................   $              1,298   $                 --
                                                                              ============================================
Distributable earnings - undistributed tax exempt income ..................   $             15,239   $             16,738
                                                                              ============================================

Net investment income and net realized gains (losses) differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.


70 | Annual Report

Franklin New York Tax-Free Trust

5.  INVESTMENT TRANSACTIONS

Purchases and sales (excluding short term securities) for the year ended September 30, 2007, were as follows:

                                     -------------------------------------------------------------------
                                      FRANKLIN NEW YORK      FRANKLIN NEW YORK      FRANKLIN NEW YORK
                                           INSURED           INTERMEDIATE-TERM         LIMITED-TERM
                                     TAX-FREE INCOME FUND   TAX-FREE INCOME FUND   TAX-FREE INCOME FUND
                                     -------------------------------------------------------------------
Purchases ........................   $        342,363,918   $        105,355,311   $            411,843
Sales ............................   $        147,214,211   $         51,541,545   $            790,776

6. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories.

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.


                                                              Annual Report | 71

Franklin New York Tax-Free Trust

7. REGULATORY AND LITIGATION MATTERS (CONTINUED)

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period beginning after December 15, 2006. The Funds believe the adoption of FIN 48 will have no material impact on their financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.


72 | Annual Report

Franklin New York Tax-Free Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN NEW YORK TAX-FREE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin New York Insured Tax-Free Income Fund, Franklin New York Intermediate-Term Tax-Free Income Fund, Franklin New York Limited-Term Tax-Free Income Fund and Franklin New York Tax-Exempt Money Fund (separate portfolios of Franklin New York Tax-Free Trust, hereafter referred to as the "Funds") at September 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 16, 2007


                                                              Annual Report | 73

Franklin New York Tax-Free Trust

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Funds designate 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended September 30, 2007. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2008, shareholders will be notified of amounts for use in preparing their 2007 income tax returns.


74 | Annual Report

Franklin New York Tax-Free Trust

Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007, May 11, 2007 and May 18, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the fundamental investment restrictions (including several Sub-Proposals) of each of Franklin New York Insured Tax-Free Income Fund, Franklin New York Intermediate-Term Tax-Free Income Fund, Franklin New York Limited-Term Tax-Free Income Fund and Franklin Tax-Exempt Money Fund (each, a "Fund"); and to approve the elimination of certain fundamental investment restrictions for each Fund. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Funds' fundamental investment restrictions (including several Sub-Proposals), and the elimination of certain of the Funds' fundamental investment restrictions. No other business for the Trust was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The Election of Trustees:

-------------------------------------------------------------------------------------------------------------
                                                    % OF        % OF                        % OF       % OF
                                                OUTSTANDING    VOTED                    OUTSTANDING    VOTED
NAME                                 FOR           SHARES      SHARES      WITHHELD        SHARES     SHARES
-------------------------------------------------------------------------------------------------------------
Harris J. Ashton ...........   63,672,935.305     54.422%     95.718%   2,848,752.813      2.435%     4.282%
Robert F. Carlson ..........   63,697,524.744     54.443%     95.755%   2,824,163.374      2.414%     4.245%
Sam Ginn ...................   63,741,521.718     54.481%     95.821%   2,780,166.400      2.376%     4.179%
Edith E. Holiday ...........   63,721,621.876     54.464%     95.791%   2,800,066.242      2.393%     4.209%
Frank W. T. LaHaye .........   62,840,004.635     53.710%     94.465%   3,681,683.483      3.147%     5.535%
Frank A. Olson .............   63,678,709.297     54.427%     95.726%   2,842,978.821      2.430%     4.274%
Larry D. Thompson ..........   63,736,220.788     54.476%     95.813%   2,785,467.330      2.381%     4.187%
John B. Wilson .............   63,734,231.305     54.475%     95.810%   2,787,456.813      2.382%     4.190%
Charles B. Johnson .........   63,701,745.068     54.447%     95.761%   2,819,943.050      2.410%     4.239%
Gregory E. Johnson .........   62,876,183.211     53.741%     94.520%   3,645,504.907      3.116%     5.480%


                                                              Annual Report | 75

Franklin New York Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF        % OF
INSURED                                                   OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   16,933,361.691     51.095%      73.116%
Against ..............................      750,492.104      2.264%       3.240%
Abstain ..............................    1,204,033.483      3.633%       5.199%
Broker Non-Votes .....................    4,271,783.000     12.889%      18.445%
--------------------------------------------------------------------------------
TOTAL ................................   23,159,670.278     69.881%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF        % OF
INTERMEDIATE-TERM                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   10,564,426.671     50.620%      68.228%
Against ..............................      300,873.079      1.441%       1.943%
Abstain ..............................    1,382,474.954      6.625%       8.929%
Broker Non-Votes .....................    3,236,227.000     15.506%      20.900%
--------------------------------------------------------------------------------
TOTAL ................................   15,484,001.704     74.192%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF        % OF
LIMITED-TERM                                              OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................      511,915.440     66.059%      80.127%
Against ..............................            0.000      0.000%       0.000%
Abstain ..............................        5,841.532      0.754%       0.914%
Broker Non-Votes .....................      121,127.000     15.631%      18.959%
--------------------------------------------------------------------------------
TOTAL ................................      638,883.972     82.444%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
TAX-EXEMPT                                                OUTSTANDING      VOTED
MONEY FUND                                SHARES VOTED      SHARES        SHARES
--------------------------------------------------------------------------------
For ..................................   36,527,299.041     58.714%      90.900%
Against ..............................    1,539,096.745      2.474%       3.830%
Abstain ..............................    1,893,964.767      3.045%       4.713%
Broker Non-Votes .....................      223,870.000      0.360%       0.557%
--------------------------------------------------------------------------------
TOTAL ................................   40,184,230.553     64.593%     100.000%


76 | Annual Report

Franklin New York Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF        % OF
INSURED                                                   OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   14,326,255.964     43.227%      68.476%
Against ..............................      818,508.191      2.470%       3.913%
Abstain ..............................      986,730.126      2.977%       4.716%
Broker Non-Votes .....................    4,789,988.000     14.453%      22.895%
--------------------------------------------------------------------------------
TOTAL ................................   20,921,482.281     63.127%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF        % OF
INTERMEDIATE-TERM                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   10,428,212.784     49.966%      67.349%
Against ..............................      601,575.813      2.883%       3.885%
Abstain ..............................    1,217,986.107      5.836%       7.866%
Broker Non-Votes .....................    3,236,227.000     15.507%      20.900%
--------------------------------------------------------------------------------
TOTAL ................................   15,484,001.704     74.192%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF        % OF
LIMITED-TERM                                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................      478,391.974     61.733%      76.780%
Against ..............................       15,817.018      2.041%       2.539%
Abstain ..............................            0.000      0.000%       0.000%
Broker Non-Votes .....................      128,857.000     16.628%      20.681%
--------------------------------------------------------------------------------
TOTAL ................................      623,065.992     80.402%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF        % OF
TAX-EXEMPT                                                OUTSTANDING     VOTED
MONEY FUND                                SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   24,600,802.456     39.544%      70.089%
Against ..............................    1,585,156.075      2.548%       4.516%
Abstain ..............................    4,592,697.512      7.383%      13.085%
Broker Non-Votes .....................    4,320,748.000      6.945%      12.310%
--------------------------------------------------------------------------------
TOTAL ................................   35,099,404.043     56.420%     100.000%


                                                              Annual Report | 77

Franklin New York Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF        % OF
INSURED                                                   OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   14,353,594.739     43.310%      68.607%
Against ..............................      756,005.883      2.281%       3.614%
Abstain ..............................    1,021,893.659      3.083%       4.884%
Broker Non-Votes .....................    4,789,988.000     14.453%      22.895%
--------------------------------------------------------------------------------
TOTAL ................................   20,921,482.281     63.127%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF        % OF
INTERMEDIATE-TERM                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   10,521,876.331     50.415%      67.954%
Against ..............................      484,891.376      2.323%       3.132%
Abstain ..............................    1,241,006.997      5.947%       8.014%
Broker Non-Votes .....................    3,236,227.000     15.507%      20.900%
--------------------------------------------------------------------------------
TOTAL ................................   15,484,001.704     74.192%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF        % OF
LIMITED-TERM                                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................      478,391.974     61.733%      76.780%
Against ..............................       15,817.018      2.041%       2.539%
Abstain ..............................            0.000      0.000%       0.000%
Broker Non-Votes .....................      128,857.000     16.628%      20.681%
--------------------------------------------------------------------------------
TOTAL ................................      623,065.992     80.402%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF        % OF
TAX-EXEMPT                                                OUTSTANDING     VOTED
MONEY FUND                                SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   24,735,918.396     39.761%      70.474%
Against ..............................    1,404,262.637      2.258%       4.001%
Abstain ..............................    4,638,475.010      7.456%      13.215%
Broker Non-Votes .....................    4,320,748.000      6.945%      12.310%
--------------------------------------------------------------------------------
TOTAL ................................   35,099,404.043     56.420%     100.000%


78 | Annual Report

Franklin New York Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(c) To amend the Fund's fundamental investment restriction regarding lending:

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF        % OF
INSURED                                                   OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   14,335,598.040     43.255%      68.521%
Against ..............................      730,880.725      2.206%       3.493%
Abstain ..............................    1,065,015.516      3.213%       5.091%
Broker Non-Votes .....................    4,789,988.000     14.453%      22.895%
--------------------------------------------------------------------------------
TOTAL ................................   20,921,482.281     63.127%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF        % OF
INTERMEDIATE-TERM                                         OUTSTANDING    VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES     SHARES
--------------------------------------------------------------------------------
For ..................................   10,425,859.228     49.955%      67.334%
Against ..............................      542,064.172      2.597%       3.501%
Abstain ..............................    1,279,851.304      6.133%       8.265%
Broker Non-Votes .....................    3,236,227.000     15.507%      20.900%
--------------------------------------------------------------------------------
TOTAL ................................   15,484,001.704     74.192%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
LIMITED-TERM                                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................      470,573.849     60.724%      75.526%
Against ..............................       15,817.018      2.041%       2.538%
Abstain ..............................        7,818.125      1.009%       1.255%
Broker Non-Votes .....................      128,857.000     16.628%      20.681%
--------------------------------------------------------------------------------
TOTAL ................................      623,065.992     80.402%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
TAX-EXEMPT                                                OUTSTANDING     VOTED
MONEY FUND                                SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   27,635,724.570     44.423%      78.736%
Against ..............................    1,593,598.250      2.561%       4.540%
Abstain ..............................    1,549,333.223      2.491%       4.414%
Broker Non-Votes .....................    4,320,748.000      6.945%      12.310%
--------------------------------------------------------------------------------
TOTAL ................................   35,099,404.043     56.420%     100.000%


                                                              Annual Report | 79

Franklin New York Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
INSURED                                                   OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   14,441,506.970     43.575%      69.027%
Against ..............................      709,514.531      2.141%       3.391%
Abstain ..............................      980,472.780      2.958%       4.687%
Broker Non-Votes .....................    4,789,988.000     14.453%      22.895%
--------------------------------------------------------------------------------
TOTAL ................................   20,921,482.281     63.127%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
INTERMEDIATE-TERM                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   10,493,070.612     50.277%      67.768%
Against ..............................      509,994.376      2.444%       3.294%
Abstain ..............................    1,244,709.716      5.964%       8.038%
Broker Non-Votes .....................    3,236,227.000     15.507%      20.900%
--------------------------------------------------------------------------------
TOTAL ................................   15,484,001.704     74.192%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
LIMITED-TERM                                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................      470,573.849     60.724%      75.526%
Against ..............................       15,817.018      2.041%       2.538%
Abstain ..............................        7,818.125      1.009%       1.255%
Broker Non-Votes .....................      128,857.000     16.628%      20.681%
--------------------------------------------------------------------------------
TOTAL ................................      623,065.992     80.402%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
TAX-EXEMPT                                                OUTSTANDING     VOTED
MONEY FUND                                SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   26,916,773.026     43.267%      76.687%
Against ..............................    2,410,788.876      3.875%       6.869%
Abstain ..............................    1,451,094.141      2.333%       4.134%
Broker Non-Votes .....................    4,320,748.000      6.945%      12.310%
--------------------------------------------------------------------------------
TOTAL ................................   35,099,404.043     56.420%     100.000%


80 | Annual Report

Franklin New York Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
INSURED                                                   OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   14,390,278.928     43.420%      68.782%
Against ..............................      787,228.792      2.376%       3.763%
Abstain ..............................      953,986.561      2.878%       4.560%
Broker Non-Votes .....................    4,789,988.000     14.453%      22.895%
--------------------------------------------------------------------------------
TOTAL ................................   20,921,482.281     63.127%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
INTERMEDIATE-TERM                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   10,515,964.466     50.387%      67.915%
Against ..............................      494,155.321      2.367%       3.191%
Abstain ..............................    1,237,654.917      5.931%       7.994%
Broker Non-Votes .....................    3,236,227.000     15.507%      20.900%
--------------------------------------------------------------------------------
TOTAL ................................   15,484,001.704     74.192%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
LIMITED-TERM                                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................      478,391.974     61.733%      76.780%
Against ..............................       15,817.018      2.041%       2.539%
Abstain ..............................            0.000      0.000%       0.000%
Broker Non-Votes .....................      128,857.000     16.628%      20.681%
--------------------------------------------------------------------------------
TOTAL ................................      623,065.992     80.402%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
TAX-EXEMPT                                                OUTSTANDING     VOTED
MONEY FUND                                SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   24,735,564.344     39.761%      70.473%
Against ..............................    1,666,265.139      2.678%       4.747%
Abstain ..............................    4,376,826.560      7.036%      12.470%
Broker Non-Votes .....................    4,320,748.000      6.945%      12.310%
--------------------------------------------------------------------------------
TOTAL ................................   35,099,404.043     56.420%     100.000%


                                                              Annual Report | 81

Franklin New York Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
INSURED                                                   OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   14,355,575.841     43.316%      68.617%
Against ..............................      579,471.774      1.748%       2.770%
Abstain ..............................    1,196,446.666      3.610%       5.718%
Broker Non-Votes .....................    4,789,988.000     14.453%      22.895%
--------------------------------------------------------------------------------
TOTAL ................................   20,921,482.281     63.127%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
INTERMEDIATE-TERM                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   10,499,672.910     50.310%      67.810%
Against ..............................      503,416.346      2.412%       3.251%
Abstain ..............................    1,244,685.448      5.964%       8.039%
Broker Non-Votes .....................    3,236,227.000     15.506%      20.900%
--------------------------------------------------------------------------------
TOTAL ................................   15,484,001.704     74.192%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
LIMITED-TERM                                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................      478,391.974     61.733%      76.780%
Against ..............................       15,817.018      2.041%       2.539%
Abstain ..............................            0.000      0.000%       0.000%
Broker Non-Votes .....................      128,857.000     16.628%      20.681%
--------------------------------------------------------------------------------
TOTAL ................................      623,065.992     80.402%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
TAX-EXEMPT                                                OUTSTANDING     VOTED
MONEY FUND                                SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   27,334,031.101     43.938%      77.876%
Against ..............................    1,810,551.022      2.910%       5.158%
Abstain ..............................    1,634,073.920      2.627%       4.656%
Broker Non-Votes .....................    4,320,748.000      6.945%      12.310%
--------------------------------------------------------------------------------
TOTAL ................................   35,099,404.043     56.420%     100.000%


82 | Annual Report

Franklin New York Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
INSURED                                                   OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   14,510,002.757     43.782%      69.355%
Against ..............................      560,768.705      1.692%       2.680%
Abstain ..............................    1,060,722.819      3.200%       5.070%
Broker Non-Votes .....................    4,789,988.000     14.453%      22.895%
--------------------------------------------------------------------------------
TOTAL ................................   20,921,482.281     63.127%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
INTERMEDIATE-TERM                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   10,513,468.270     50.375%      67.899%
Against ..............................      492,217.387      2.358%       3.179%
Abstain ..............................    1,242,089.047      5.952%       8.022%
Broker Non-Votes .....................    3,236,227.000     15.507%      20.900%
--------------------------------------------------------------------------------
TOTAL ................................   15,484,001.704     74.192%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
LIMITED-TERM                                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................      470,573.849     60.724%      75.526%
Against ..............................       19,815.143      2.557%       3.180%
Abstain ..............................        3,820.000      0.493%       0.613%
Broker Non-Votes .....................      128,857.000     16.628%      20.681%
--------------------------------------------------------------------------------
TOTAL ................................      623,065.992     80.402%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
TAX-EXEMPT                                                OUTSTANDING     VOTED
MONEY FUND                                SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   27,705,660.861     44.535%      78.935%
Against ..............................    1,282,956.709      2.062%       3.655%
Abstain ..............................    1,790,038.473      2.878%       5.100%
Broker Non-Votes .....................    4,320,748.000      6.945%      12.310%
--------------------------------------------------------------------------------
TOTAL ................................   35,099,404.043     56.420%     100.000%


                                                              Annual Report | 83

Franklin New York Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals): (CONTINUED)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
INSURED                                                   OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   14,639,092.987     44.171%      69.972%
Against ..............................      634,503.905      1.915%       3.032%
Abstain ..............................      857,897.389      2.588%       4.101%
Broker Non-Votes .....................    4,789,988.000     14.453%      22.895%
--------------------------------------------------------------------------------
TOTAL ................................   20,921,482.281     63.127%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
INTERMEDIATE-TERM                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   10,592,430.728     50.753%      68.409%
Against ..............................      427,957.845      2.051%       2.764%
Abstain ..............................    1,227,386.131      5.881%       7.927%
Broker Non-Votes .....................    3,236,227.000     15.507%      20.900%
--------------------------------------------------------------------------------
TOTAL ................................   15,484,001.704     74.192%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
LIMITED-TERM                                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................      470,573.849     60.724%      75.526%
Against ..............................       15,817.018      2.041%       2.538%
Abstain ..............................        7,818.125      1.009%       1.255%
Broker Non-Votes .....................      128,857.000     16.628%      20.681%
--------------------------------------------------------------------------------
TOTAL ................................      623,065.992     80.402%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
TAX-EXEMPT                                                OUTSTANDING     VOTED
MONEY FUND                                SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   28,049,445.126     45.088%      79.914%
Against ..............................    1,248,838.541      2.007%       3.558%
Abstain ..............................    1,480,372.376      2.380%       4.218%
Broker Non-Votes .....................    4,320,748.000      6.945%      12.310%
--------------------------------------------------------------------------------
TOTAL ................................   35,099,404.043     56.420%     100.000%


84 | Annual Report

Franklin New York Tax-Free Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
INSURED                                                   OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   14,167,081.615     42.747%      67.716%
Against ..............................      899,501.999      2.714%       4.300%
Abstain ..............................    1,064,910.667      3.213%       5.089%
Broker Non-Votes .....................    4,789,988.000     14.453%      22.895%
--------------------------------------------------------------------------------
TOTAL ................................   20,921,482.281     63.127%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
INTERMEDIATE-TERM                                         OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   10,377,590.391     49.724%      67.022%
Against ..............................      528,133.786      2.530%       3.411%
Abstain ..............................    1,342,050.527      6.431%       8.667%
Broker Non-Votes .....................    3,236,227.000     15.507%      20.900%
--------------------------------------------------------------------------------
TOTAL ................................   15,484,001.704     74.192%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
LIMITED-TERM                                              OUTSTANDING     VOTED
TAX-FREE INCOME FUND                      SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................      470,573.849     60.724%      75.526%
Against ..............................       23,635.143      3.050%       3.793%
Abstain ..............................            0.000      0.000%       0.000%
Broker Non-Votes .....................      128,857.000     16.628%      20.681%
--------------------------------------------------------------------------------
TOTAL ................................      623,065.992     80.402%     100.000%

--------------------------------------------------------------------------------
FRANKLIN NEW YORK                                             % OF         % OF
TAX-EXEMPT                                                OUTSTANDING     VOTED
MONEY FUND                                SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   24,738,134.303     39.765%      70.480%
Against ..............................    1,533,565.379      2.465%       4.369%
Abstain ..............................    4,506,956.361      7.245%      12.841%
Broker Non-Votes .....................    4,320,748.000      6.945%      12.310%
--------------------------------------------------------------------------------
TOTAL ................................   35,099,404.043     56.420%     100.000%


                                                              Annual Report | 85

Franklin New York Tax-Free Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)        Trustee           Since 1986         139                        Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)       Trustee           Since 1998         120                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                Trustee           Since April 2007   120                        Chevron Corporation (global energy
One Franklin Parkway                                                                           company) and ICO Global
San Mateo, CA 94403-1906                                                                       Communications (Holdings) Limited
                                                                                               (satellite company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)        Trustee           Since 2005         139                        Hess Corporation (exploration and
One Franklin Parkway                                                                           refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                                       Company (processed foods and
                                                                                               allied products), RTI International
                                                                                               Metals, Inc. (manufacture and
                                                                                               distribution of titanium), Canadian
                                                                                               National Railway (railroad) and White
                                                                                               Mountains Insurance Group, Ltd.
                                                                                               (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


86 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)       Trustee           Since 1986         120                        Center for Creative Land Recycling
One Franklin Parkway                                                                           (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)          Trustee           Since April 2007   139                        Hess Corporation (exploration and
One Franklin Parkway                                                                           refining of oil and gas) and Sentient
San Mateo, CA 94403-1906                                                                       Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)       Trustee           Since April 2007   139                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)          Trustee           Since April 2007   120                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and       Trustee since      139                        None
One Franklin Parkway             Chairman of       1986 and
San Mateo, CA 94403-1906         the Board         Chairman of the
                                                   Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 87

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)      Trustee           Since April 2007   91                         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton
Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (1959)            Vice President    Since 1999         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (1965)     Vice President    Since 1999         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief             Chief Compliance   Not Applicable             Not Applicable
One Franklin Parkway             Compliance        Officer since
San Mateo, CA 94403-1906         Officer and       2004 and Vice
                                 Vice              President - AML
                                 President - AML   Compliance since
                                 Compliance        2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer         Since 2004         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 28 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------


88 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice       Since 2002         Not Applicable             Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President    Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    President and     President since    Not Applicable             Not Applicable
One Franklin Parkway             Chief             1986 and Chief
San Mateo, CA 94403-1906         Executive         Executive
                                 Officer -         Officer -
                                 Investment        Investment
                                 Management        Management
                                                   since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)         Vice President    Since 2006         Not Applicable             Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President    Since 2005         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 89

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief Financial   Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc., and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.
(1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH (1961)              Vice President    Since 1999         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due his position as officer and director and major shareholders of Franklin Resources, Inc., (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson

Note 2: Officer information is current as of October 17, 2007. It is possible that information about officers may change.

Note 3: Prior to September 30, 2007, Rupert H. Johnson, Jr. ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


90 | Annual Report

Franklin New York Tax-Free Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 91

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07
                                                   Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                      One Franklin Parkway
    INVESTMENTS                         San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN NEW YORK
TAX-FREE TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


NYT A2007 11/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $76,193 for the fiscal year ended September 30, 2007 and $75,282 for the fiscal year ended September 30, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item
4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended September 30, 2007 and $0 for the fiscal year ended September 30, 2006. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2007 and $375 for the fiscal year ended September 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs
(a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2007 and $175,486 for the fiscal year ended September 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connect with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended September 30, 2007 and $175,861 for the fiscal year ended September 30, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /S/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2007